Schedule of Investments (unaudited) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	2,119	$41,236
Aerojet Rocketdyne Holdings, Inc.(a)	4,566	148,030
AeroVironment, Inc.(a)	1,346	102,780
Astronics Corp.(a)	1,486	9,510
Axon Enterprise, Inc.(a)	3,920	387,688
BWX Technologies, Inc.	5,907	324,944
Cubic Corp.	1,962	115,974
Curtiss-Wright Corp.	2,599	219,252
Ducommun, Inc.(a)	660	21,714
Hexcel Corp.	5,252	175,837
Howmet Aerospace, Inc.	24,731	426,610
Huntington Ingalls Industries, Inc.	2,460	362,801
Kaman Corp.	1,716	68,057
Kratos Defense & Security Solutions, Inc.(a)	7,544	142,506
Maxar Technologies, Inc.(b)	3,797	97,849
Mercury Systems, Inc.(a)(b)	3,422	235,707
Moog, Inc., Class A	1,845	115,109
National Presto Industries, Inc.	341	28,334
PAE Inc.(a)(b)	3,711	29,391
Park Aerospace Corp.	1,544	16,351
Parsons Corp.(a)(b)	1,409	44,412
Spirit AeroSystems Holdings, Inc., Class A	6,554	119,217
Textron, Inc.(b)	14,146	506,427
Triumph Group, Inc.	3,295	21,747
Vectrus, Inc.(a)	671	26,518
Virgin Galactic Holdings Inc.(a)(b)	4,125	71,857

		3,859,858

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)(b)	3,664	102,739
Atlas Air Worldwide Holdings, Inc.(a)	1,601	94,715
Echo Global Logistics, Inc.(a)	1,592	42,936
Forward Air Corp.	1,724	108,560
Hub Group, Inc., Class A(a)	2,039	102,215
Radiant Logistics, Inc.(a)	2,218	11,401
XPO Logistics, Inc.(a)	5,659	509,310

		971,876

Airlines — 0.5%
Alaska Air Group, Inc.	7,460	282,660
Allegiant Travel Co.	814	109,695
American Airlines Group, Inc.(b)	31,694	357,508
Copa Holdings SA, Class A	1,944	95,800
Hawaiian Holdings, Inc.	2,880	39,888
JetBlue Airways Corp.(a)(b)	16,999	203,478
Mesa Air Group, Inc.(a)	1,375	4,345
SkyWest, Inc.	3,060	88,832
Spirit Airlines, Inc.(a)(b)	5,541	97,355

		1,279,561

Auto Components — 1.1%
Adient PLC(a)	5,468	116,031
American Axle & Manufacturing Holdings, Inc.(a)	6,959	46,764
BorgWarner, Inc.	15,189	531,311
Cooper Tire & Rubber Co.	3,091	106,300
Cooper-Standard Holdings, Inc.(a)	1,022	16,035
Dana, Inc.	8,959	125,336
Dorman Products, Inc.(a)	1,656	147,831
Fox Factory Holding Corp.(a)	2,576	216,590
Gentex Corp.	15,353	424,818
Gentherm, Inc.(a)	2,003	92,719
Goodyear Tire & Rubber Co.	14,346	118,785

Security	Shares	Value

Auto Components (continued)
LCI Industries	1,530	$167,780
Lear Corp.	3,730	450,621
Modine Manufacturing Co.(a)	3,208	20,531
Motorcar Parts of America, Inc.(a)(b)	1,186	17,470
Standard Motor Products, Inc.	1,316	60,273
Stoneridge, Inc.(a)	1,539	35,135
Tenneco, Inc., Class A(a)	3,259	28,093
Visteon Corp.(a)	1,733	155,363
Workhorse Group Inc.(a)(b)	5,862	90,158
XPEL Inc.(a)(b)	1,056	26,168

		2,994,112

Automobiles — 0.2%
Harley-Davidson, Inc.	9,574	314,793
Thor Industries, Inc.(b)	3,454	292,139
Winnebago Industries, Inc.	1,927	90,473

		697,405

Banks — 5.5%
1st Constitution Bancorp	645	8,411
1st Source Corp.	1,111	37,207
ACNB Corp.	459	9,579
Allegiance Bancshares, Inc.	1,400	39,620
Altabancorp	1,002	21,814
Amalgamated Bank, Class A	644	7,148
Amerant Bancorp, Inc.(a)	1,323	13,323
American National Bankshares, Inc.	660	15,048
Ameris Bancorp	4,380	128,334
Ames National Corp.	530	10,229
Arrow Financial Corp.	987	27,014
Associated Banc-Corp.	9,331	127,741
Atlantic Capital Bancshares, Inc.(a)	1,165	16,170
Atlantic Union Bankshares Corp.	4,814	121,746
Auburn National BanCorp., Inc.	141	5,240
Banc of California, Inc.	2,633	31,596
BancFirst Corp.	1,185	52,673
Bancorp, Inc.(a)	3,130	30,048
BancorpSouth Bank	6,319	147,928
Bank First Corp.	368	23,556
Bank of Commerce Holdings	768	6,152
Bank of Hawaii Corp.	2,510	152,206
Bank of Marin Bancorp	883	26,614
Bank of NT Butterfield & Son Ltd.	3,060	80,968
Bank of Princeton	386	7,593
Bank OZK	7,636	189,220
Bank7 Corp.	125	1,134
BankFinancial Corp.	1,007	7,401
BankUnited, Inc.	5,703	144,001
Bankwell Financial Group, Inc.	342	5,643
Banner Corp.	1,390	51,249
Bar Harbor Bankshares	913	18,643
Baycom Corp.(a)	919	10,201
BCB Bancorp, Inc.	694	6,308
Berkshire Hills Bancorp, Inc.	2,757	35,924
BOK Financial Corp.	1,966	115,483
Boston Private Financial Holdings, Inc.	4,975	30,745
Bridge Bancorp, Inc.	1,249	24,405
Brookline Bancorp, Inc.	4,667	44,710
Bryn Mawr Bank Corp.	1,311	35,213
Business First Bancshares, Inc.	1,254	20,829
Byline Bancorp, Inc.	1,534	20,157
C&F Financial Corp.	146	4,548
Cadence BanCorp	7,653	85,867
California Bancorp Inc.(a)	457	6,238

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Cambridge Bancorp	356	$22,104
Camden National Corp.	937	29,956
Capital Bancorp, Inc.(a)	548	5,765
Capital City Bank Group, Inc.	884	18,838
Capstar Financial Holdings, Inc.	1,072	11,138
Carter Bank & Trust	1,293	8,986
Cathay General Bancorp	4,890	115,062
CB Financial Services, Inc.	295	5,785
CBTX, Inc.	1,164	22,000
Central Pacific Financial Corp.	715	9,846
Central Valley Community Bancorp	698	9,004
Century Bancorp, Inc., Class A	157	11,236
Chemung Financial Corp.	272	9,270
ChoiceOne Financial Services Inc.	400	11,504
CIT Group, Inc.	6,109	179,910
Citizens & Northern Corp.	890	15,077
Citizens Holding Co.	270	5,859
City Holding Co.	1,108	66,956
Civista Bancshares, Inc.	1,055	15,044
CNB Financial Corp.	964	17,487
Coastal Financial Corp.(a)	381	5,662
Codorus Valley Bancorp, Inc.	558	7,511
Colony Bankcorp, Inc.	304	3,809
Columbia Banking System, Inc.	4,448	126,368
Comerica, Inc.	8,728	397,211
Commerce Bancshares, Inc.	6,307	392,611
Community Bank System, Inc.	3,296	191,135
Community Bankers Trust Corp.	1,006	5,493
Community Financial Corp.	509	11,122
Community Trust Bancorp, Inc.	1,000	31,820
ConnectOne Bancorp, Inc.	2,221	34,270
County Bancorp, Inc.	307	5,680
CrossFirst Bankshares, Inc.(a)(b)	2,931	24,474
Cullen/Frost Bankers, Inc.	3,517	247,140
Customers Bancorp, Inc.(a)(b)	2,027	28,013
CVB Financial Corp.	8,038	140,665
Dime Community Bancshares, Inc.	2,064	26,110
Eagle Bancorp Montana Inc.	411	7,916
Eagle Bancorp, Inc.	1,944	58,164
East West Bancorp, Inc.	8,834	322,264
Enterprise Bancorp, Inc.	520	11,757
Enterprise Financial Services Corp.	1,489	43,345
Equity Bancshares, Inc., Class A(a)	910	16,726
Esquire Financial Holdings, Inc.(a)	330	5,145
Evans Bancorp, Inc.	193	4,402
Farmers & Merchants Bancorp, Inc./Archbold	529	10,612
Farmers National Banc Corp.	1,941	22,613
FB Financial Corp.	1,917	56,551
Fidelity D&D Bancorp, Inc.	254	12,106
Financial Institutions, Inc.	1,131	20,053
First Bancorp, Inc.	776	17,949
First BanCorp, Puerto Rico	13,250	85,992
First Bancorp/Southern Pines NC	1,920	46,253
First Bancshares, Inc.	1,244	29,657
First Bank/Hamilton	786	5,887
First Busey Corp.	3,335	59,997
First Business Financial Services, Inc.	336	5,762
First Capital, Inc.	226	13,630
First Choice Bancorp	535	7,533
First Citizens BancShares, Inc., Class A	395	182,766
First Commonwealth Financial Corp.	5,802	50,013
First Community Bancshares, Inc.	1,115	21,163
First Community Corp.	450	6,394

Security	Shares	Value

Banks (continued)
First Financial Bancorp	5,970	$85,371
First Financial Bankshares, Inc.	8,045	239,821
First Financial Corp.	869	30,172
First Foundation, Inc.	2,508	37,294
First Guaranty Bancshares, Inc.	384	5,587
First Hawaiian, Inc.	8,075	139,374
First Horizon National Corp.	34,136	355,356
First Internet Bancorp	483	10,394
First Interstate Bancsystem, Inc., Class A	2,593	91,533
First Merchants Corp.	3,285	85,771
First Mid Bancshares, Inc.	1,117	31,008
First Midwest Bancorp, Inc.	6,932	86,997
First Northwest Bancorp	423	4,970
First of Long Island Corp.	1,666	25,706
First Savings Financial Group, Inc.	113	6,108
First United Corp.	412	4,911
First Western Financial Inc.(a)	373	5,297
Flushing Financial Corp.	1,686	21,564
FNB Corp.	19,942	150,762
FNCB Bancorp, Inc.	991	5,451
Franklin Financial Services Corp.	294	6,468
Fulton Financial Corp.	9,749	107,142
FVCBankcorp, Inc.(a)	594	7,330
German American Bancorp, Inc.	1,488	44,893
Glacier Bancorp, Inc.	5,970	213,726
Great Southern Bancorp, Inc.	654	26,781
Great Western Bancorp, Inc.	3,300	42,867
Guaranty Bancshares, Inc.	399	11,531
Hancock Whitney Corp.	5,340	122,126
Hanmi Financial Corp.	814	7,318
HarborOne Bancorp, Inc.(a)	3,159	29,695
Hawthorn Bancshares, Inc.	314	5,953
HBT Financial, Inc.	587	7,244
Heartland Financial USA, Inc.	2,123	69,932
Heritage Commerce Corp.	3,774	27,361
Heritage Financial Corp.	2,200	46,112
Hilltop Holdings, Inc.	4,469	101,938
Home BancShares, Inc.	9,439	156,687
HomeTrust Bancshares, Inc.	876	13,990
Hope Bancorp, Inc.	6,986	56,377
Horizon Bancorp	2,554	31,670
Howard Bancorp, Inc.(a)	621	6,291
Independent Bank Corp.	3,404	137,460
Independent Bank Group, Inc.	2,300	118,634
International Bancshares Corp.	3,496	96,769
Investar Holding Corp.	724	10,093
Investors Bancorp, Inc.	14,904	126,088
Lakeland Bancorp, Inc.	2,903	32,310
Lakeland Financial Corp.	1,524	77,922
Landmark Bancorp Inc/Manhattan KS	246	5,769
LCNB Corp.	699	9,618
Level One Bancorp, Inc.	336	5,292
Limestone Bancorp Inc.(a)	475	5,035
Live Oak Bancshares, Inc.	1,761	65,650
Macatawa Bank Corp.	2,222	15,976
Mackinac Financial Corp.	391	3,883
MainStreet Bancshares, Inc.(a)	295	4,398
Mercantile Bank Corp.	1,072	23,434
Meridian Bank/Malvern PA	328	5,766
Metrocity Bankshares, Inc.	1,059	14,794
Metropolitan Bank Holding Corp.(a)	484	14,496
Mid Penn Bancorp, Inc.	516	10,088
Middlefield Banc Corp.	353	6,735

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Midland States Bancorp, Inc.	1,389	$20,696
MidWestOne Financial Group, Inc.	972	19,586
MVB Financial Corp.	703	11,213
National Bank Holdings Corp., Class A	1,729	52,129
National Bankshares, Inc.	350	9,513
NBT Bancorp, Inc.	2,632	72,064
Nicolet Bankshares, Inc.(a)	575	35,477
Northeast Bank(a)	462	8,866
Northrim BanCorp, Inc.	325	9,282
Norwood Financial Corp.	382	8,740
Oak Valley Bancorp	300	4,161
OceanFirst Financial Corp.	3,471	51,961
OFG Bancorp	3,086	44,408
Ohio Valley Banc Corp.	200	4,282
Old National Bancorp	10,106	141,282
Old Second Bancorp, Inc.	2,326	19,887
Origin Bancorp, Inc.	1,387	31,027
Orrstown Financial Services, Inc.	493	6,892
Pacific Premier Bancorp, Inc.	5,038	128,469
PacWest Bancorp	7,360	141,606
Park National Corp.	891	81,660
Parke Bancorp, Inc.	468	5,630
Partners Bancorp	646	3,243
PCB Bancorp	756	7,106
Peapack Gladstone Financial Corp.	1,175	19,834
Penns Woods Bancorp, Inc.	318	6,570
Peoples Bancorp of North Carolina, Inc.	237	4,098
Peoples Bancorp, Inc.	1,308	29,561
Peoples Financial Services Corp.	376	13,480
People’s United Financial, Inc.	26,495	282,702
Pinnacle Financial Partners, Inc.	4,614	211,275
Plumas Bancorp	290	5,835
Popular, Inc.	5,191	219,060
Preferred Bank	921	31,157
Premier Financial Bancorp, Inc.	850	10,625
Professional Holding Corp., Class A(a)	745	10,154
Prosperity Bancshares, Inc.	5,598	308,506
QCR Holdings, Inc.	1,011	31,371
RBB Bancorp	994	12,693
Red River Bancshares, Inc.	271	12,306
Reliant Bancorp Inc.	897	15,114
Renasant Corp.	3,359	95,765
Republic Bancorp, Inc., Class A	679	22,631
Republic First Bancorp, Inc.(a)	2,161	4,819
Richmond Mutual BanCorp., Inc.	732	8,015
S&T Bancorp, Inc.	2,625	51,949
Salisbury Bancorp Inc.	154	5,211
Sandy Spring Bancorp, Inc.	2,819	71,462
SB Financial Group Inc.	426	6,535
Seacoast Banking Corp. of Florida(a)	3,144	67,533
Select Bancorp, Inc.(a)	788	5,871
ServisFirst Bancshares, Inc.	3,000	110,700
Shore Bancshares, Inc.	727	7,866
Sierra Bancorp	947	18,788
Signature Bank	3,264	263,535
Silvergate Capital Corp., Class A(a)	903	20,191
Simmons First National Corp., Class A	6,710	114,003
SmartFinancial, Inc.	880	13,147
South Plains Financial, Inc.	568	8,321
South State Corp.	4,363	267,888
Southern First Bancshares, Inc.(a)	519	13,930
Southern National Bancorp of Virginia, Inc.	1,386	13,389

Security	Shares	Value

Banks (continued)
Southside Bancshares, Inc.	1,938	$52,248
Spirit of Texas Bancshares, Inc.(a)	780	9,914
Sterling Bancorp	12,387	165,738
Stock Yards Bancorp, Inc.	1,321	50,489
Summit Financial Group, Inc.	760	13,688
Synovus Financial Corp.	9,158	238,108
TCF Financial Corp.	9,470	257,679
Texas Capital Bancshares, Inc.(a)	3,141	141,345
Tompkins Financial Corp.	891	49,887
TowneBank	4,125	74,992
Trico Bancshares	1,590	45,999
TriState Capital Holdings, Inc.(a)	1,756	22,108
Triumph Bancorp, Inc.(a)	1,465	61,720
Trustmark Corp.	4,174	97,630
UMB Financial Corp.	2,703	164,532
Umpqua Holdings Corp.	13,740	172,574
United Bankshares, Inc.	7,719	202,469
United Community Banks, Inc.	4,295	89,937
United Security Bancshares	1,160	7,215
Unity Bancorp, Inc.	440	6,169
Univest Financial Corp.	1,934	30,673
Valley National Bancorp	24,570	187,715
Veritex Holdings, Inc.	2,924	57,691
Washington Trust Bancorp, Inc.	1,041	35,155
Webster Financial Corp.	5,598	180,312
WesBanco, Inc.	4,032	97,937
West BanCorp., Inc.	1,048	17,386
Westamerica BanCorp	1,623	84,997
Western Alliance Bancorp	6,114	251,897
Wintrust Financial Corp.	3,628	178,606
Zions Bancorp NA	10,131	326,927

		15,466,344

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)(b)	554	575,706
Celsius Holdings, Inc.(a)(b)	2,129	42,814
Coca-Cola Consolidated, Inc.	292	66,853
MGP Ingredients, Inc.	757	31,809
National Beverage Corp.(a)(b)	736	57,622
NewAge Inc.(a)(b)	5,979	13,991
Primo Water Corp.	9,711	121,679

		910,474

Biotechnology — 6.0%
89bio Inc.(a)	446	10,329
Abeona Therapeutics, Inc.(a)	4,736	5,068
ACADIA Pharmaceuticals, Inc.(a)	6,934	322,084
Acceleron Pharma, Inc.(a)	3,220	336,748
ADMA Biologics, Inc.(a)(b)	3,350	6,667
Aduro Biotech, Inc.(a)(c)	658	1,974
Adverum Biotechnologies, Inc.(a)	5,499	59,994
Aeglea BioTherapeutics, Inc.(a)	2,391	18,363
Affimed NV(a)	4,645	14,678
Agenus, Inc.(a)	9,384	34,627
Agios Pharmaceuticals, Inc.(a)	3,848	154,189
Akebia Therapeutics, Inc.(a)	8,900	19,758
Akero Therapeutics, Inc.(a)	893	23,709
Akouos, Inc.(a)(b)	997	19,352
Albireo Pharma, Inc.(a)	784	24,743
Alector, Inc.(a)(b)	2,932	27,590
Alkermes PLC(a)	9,874	160,452
Allakos, Inc.(a)(b)	1,517	144,312
Allogene Therapeutics, Inc.(a)	3,358	113,903
Allovir, Inc.(a)	1,136	30,024

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ALX Oncology Holdings, Inc.(a)(b)	603	$23,825
Amicus Therapeutics, Inc.(a)	15,830	282,249
AnaptysBio, Inc.(a)	1,213	35,735
Anavex Life Sciences Corp.(a)	3,342	19,718
Anika Therapeutics, Inc.(a)	827	26,977
Annexon, Inc.(a)	942	19,603
Apellis Pharmaceuticals, Inc.(a)	3,760	119,944
Applied Genetic Technologies Corp/DE(a)	1,341	6,920
Applied Molecular Transport, Inc.(a)	771	22,660
Applied Therapeutics, Inc.(a)	753	12,251
Aprea Therapeutics, Inc.(a)	553	12,061
Aptinyx, Inc.(a)	1,401	4,105
Aravive, Inc.(a)	686	3,176
Arcturus Therapeutics Holdings, Inc.(a)(b)	992	53,647
Arcus Biosciences, Inc.(a)(b)	2,656	57,901
Arcutis Biotherapeutics, Inc.(a)(b)	1,125	20,047
Ardelyx, Inc.(a)	4,121	21,058
Arena Pharmaceuticals, Inc.(a)	3,619	310,221
Arrowhead Pharmaceuticals, Inc.(a)	6,253	358,297
Assembly Biosciences, Inc.(a)(b)	1,790	26,385
Atara Biotherapeutics, Inc.(a)	4,441	57,333
Athenex, Inc.(a)	3,897	44,426
Athersys, Inc.(a)(b)	12,315	21,551
Atreca, Inc., Class A(a)	1,780	23,781
AVEO Pharmaceuticals, Inc.(a)	1,305	7,086
Avid Bioservices, Inc.(a)	3,564	25,839
Avidity Biosciences, Inc.(a)	1,090	26,956
Avrobio, Inc.(a)	1,960	27,989
Axcella Health, Inc.(a)	889	3,769
Beam Therapeutics, Inc.(a)	2,228	76,131
Beyondspring, Inc.(a)	1,062	15,654
BioCryst Pharmaceuticals, Inc.(a)	11,039	42,169
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	2,996	232,070
Biospecifics Technologies Corp.(a)	373	32,861
Bioxcel Therapeutics, Inc.(a)	726	33,171
Black Diamond Therapeutics, Inc.(a)	1,126	35,480
Bluebird Bio, Inc.(a)(b)	4,147	214,441
Blueprint Medicines Corp.(a)	3,447	352,559
BrainStorm Cell Therapeutics, Inc.(a)(b)	1,759	17,643
Bridgebio Pharma, Inc.(a)	4,536	174,092
Cabaletta Bio Inc.(a)	849	9,823
Calithera Biosciences, Inc.(a)	3,773	13,356
Calyxt, Inc.(a)	478	1,534
CareDx, Inc.(a)	2,983	146,316
CASI Pharmaceuticals, Inc.(a)	3,905	9,177
Castle Biosciences, Inc.(a)	722	33,522
Catabasis Pharmaceuticals, Inc.(a)	1,034	1,386
Catalyst Biosciences, Inc.(a)	1,015	5,562
Catalyst Pharmaceuticals, Inc.(a)	5,721	16,991
Cellular Biomedicine Group, Inc.(a)	810	14,588
CEL-SCI Corp.(a)	2,228	26,803
Centogene NV(a)	346	4,211
Checkmate Pharmaceuticals Inc.(a)	287	3,298
Checkpoint Therapeutics, Inc.(a)	3,452	7,560
ChemoCentryx, Inc.(a)	3,098	148,704
Chimerix, Inc.(a)	3,328	8,886
Chinook Therapeutics, Inc.(a)	841	10,386
Cidara Therapeutics Inc.(a)	1,880	4,907
Clovis Oncology, Inc.(a)(b)	5,471	26,972
Cohbar, Inc.(a)	2,014	1,845
Coherus Biosciences, Inc.(a)	3,582	59,712
Concert Pharmaceuticals, Inc.(a)	1,705	17,596
Constellation Pharmaceuticals, Inc.(a)	1,903	37,337

Security	Shares	Value

Biotechnology (continued)
Contra GTX, Inc.(b)(c)	23	$47
ContraFect Corp.(a)(b)	1,459	8,243
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,727	3,502
Cortexyme, Inc.(a)	976	46,721
Crinetics Pharmaceuticals, Inc.(a)(b)	1,732	20,923
Cue Biopharma, Inc.(a)	1,776	19,785
Cyclerion Therapeutics, Inc.(a)	1,428	3,342
Cytokinetics, Inc.(a)	4,249	65,307
CytomX Therapeutics, Inc.(a)(b)	2,816	18,642
Deciphera Pharmaceuticals, Inc.(a)	2,329	135,245
Denali Therapeutics, Inc.(a)	3,916	167,526
DermTech, Inc.(a)	462	5,895
Dicerna Pharmaceuticals, Inc.(a)	3,973	83,393
Dyadic International Inc.(a)	1,100	7,854
Dynavax Technologies Corp.(a)	7,141	26,636
Eagle Pharmaceuticals, Inc.(a)(b)	647	30,098
Editas Medicine, Inc.(a)(b)	3,914	121,099
Eidos Therapeutics, Inc.(a)	659	46,736
Eiger Biopharmaceuticals, Inc.(a)	1,515	13,453
Emergent Biosolutions, Inc.(a)	2,781	250,207
Enanta Pharmaceuticals, Inc.(a)	1,177	51,353
Enochian Biosciences, Inc.(a)(b)	782	2,385
Epizyme, Inc.(a)(b)	5,474	67,659
Esperion Therapeutics, Inc.(a)(b)	1,612	48,312
Evelo Biosciences, Inc.(a)(b)	1,165	4,625
Exelixis, Inc.(a)	19,035	389,837
Exicure Inc.(a)	3,361	5,042
Fate Therapeutics, Inc.(a)	4,483	199,045
Fennec Pharmaceuticals, Inc.(a)	1,219	9,216
FibroGen, Inc.(a)	5,248	201,418
Five Prime Therapeutics, Inc.(a)	1,464	6,676
Flexion Therapeutics, Inc.(a)(b)	2,755	33,032
Forma Therapeutics Holdings, Inc.(a)	1,020	43,982
Fortress Biotech, Inc.(a)	3,990	8,778
Frequency Therapeutics, Inc.(a)(b)	1,606	35,139
G1 Therapeutics, Inc.(a)(b)	2,035	22,365
Galectin Therapeutics, Inc.(a)(b)	2,234	5,674
Galera Therapeutics Inc.(a)	524	4,292
Generation Bio Co.(a)(b)	808	20,879
Genprex Inc.(a)(b)	1,610	5,233
Geron Corp.(a)	17,755	30,894
Global Blood Therapeutics, Inc.(a)(b)	3,668	193,964
GlycoMimetics, Inc.(a)	2,857	8,000
Gossamer Bio, Inc.(a)	3,454	28,668
Gritstone Oncology, Inc.(a)	2,023	5,523
Halozyme Therapeutics, Inc.(a)	8,442	236,376
Harpoon Therapeutics, Inc.(a)	601	8,696
Heron Therapeutics, Inc.(a)	5,444	88,792
Homology Medicines, Inc.(a)	1,934	20,442
Hookipa Pharma, Inc.(a)(b)	883	8,300
iBio Inc.(a)	3,305	5,751
Ideaya Biosciences Inc.(a)	968	11,781
IGM Biosciences Inc.(a)	441	23,280
Immunic, Inc.(a)	326	5,164
ImmunoGen, Inc.(a)	10,645	60,038
Immunovant, Inc.(a)(b)	2,171	94,699
Inovio Pharmaceuticals, Inc.(a)(b)	9,744	95,978
Inozyme Pharma Inc.(a)	430	9,877
Insmed, Inc.(a)	6,305	207,687
Intellia Therapeutics, Inc.(a)	3,120	74,693
Intercept Pharmaceuticals, Inc.(a)	1,612	44,797
Invitae Corp.(a)(b)	7,190	281,920
Ionis Pharmaceuticals, Inc.(a)	8,189	384,474

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)(b)	8,635	$308,097
Ironwood Pharmaceuticals, Inc.(a)	9,864	97,456
iTeos Therapeutics Inc.(a)	667	15,188
IVERIC bio Inc.(a)	4,945	29,274
Jounce Therapeutics, Inc.(a)	1,162	9,668
Kadmon Holdings, Inc.(a)	10,677	36,302
KalVista Pharmaceuticals, Inc.(a)	885	15,231
Karuna Therapeutics, Inc.(a)	983	79,810
Karyopharm Therapeutics, Inc.(a)	4,355	64,541
Keros Therapeutics, Inc.(a)(b)	393	21,851
Kezar Life Sciences, Inc.(a)	2,048	10,486
Kindred Biosciences, Inc.(a)	2,368	8,264
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,600	25,056
Kodiak Sciences, Inc.(a)(b)	1,790	162,550
Krystal Biotech, Inc.(a)	849	36,499
Kura Oncology, Inc.(a)	3,290	102,812
La Jolla Pharmaceutical Co.(a)(b)	861	2,927
Lexicon Pharmaceuticals, Inc.(a)	1,794	1,991
Ligand Pharmaceuticals, Inc.(a)(b)	893	73,628
LogicBio Therapeutics, Inc.(a)	1,052	5,807
MacroGenics, Inc.(a)	3,284	63,742
Madrigal Pharmaceuticals, Inc.(a)	543	69,097
Magenta Therapeutics, Inc.(a)	1,255	7,919
MannKind Corp.(a)(b)	13,102	26,335
Marker Therapeutics, Inc.(a)	1,128	1,534
MediciNova, Inc.(a)(b)	2,910	16,267
MEI Pharma, Inc.(a)	6,633	17,246
MeiraGTx Holdings PLC(a)	1,176	15,029
Mersana Therapeutics, Inc.(a)(b)	3,304	59,538
Minerva Neurosciences, Inc.(a)	1,952	6,266
Mirati Therapeutics, Inc.(a)	2,562	556,313
Mirum Pharmaceuticals, Inc.(a)	259	4,079
Molecular Templates, Inc.(a)	1,626	14,374
Morphic Holding, Inc.(a)	783	21,071
Mustang Bio, Inc.(a)(b)	1,547	4,123
Myriad Genetics, Inc.(a)(b)	4,308	53,548
NantKwest, Inc.(a)(b)	1,622	12,181
Natera, Inc.(a)	4,410	296,617
Neoleukin Therapeutics Inc.(a)	1,983	20,802
NeuBase Therapeutics Inc.	974	7,631
Neurocrine Biosciences, Inc.(a)	5,766	568,931
NextCure, Inc.(a)	869	8,395
Nkarta, Inc.(a)	1,050	30,145
Novavax, Inc.(a)	3,839	309,846
Nurix Therapeutics Inc.(a)	694	17,551
Nymox Pharmaceutical Corp.(a)(b)	2,224	4,270
Oncocyte Corp.(a)	2,482	3,673
OPKO Health, Inc.(a)(b)	24,733	87,060
Organogenesis Holdings, Inc.(a)	1,652	6,030
Orgenesis Inc.(a)	1,020	4,621
ORIC Pharmaceuticals, Inc.(a)	491	10,556
Ovid therapeutics, Inc.(a)	2,415	12,341
Oyster Point Pharma Inc.(a)(b)	393	7,793
Pandion Therapeutics Inc.(a)	678	8,007
Passage Bio, Inc.(a)(b)	773	12,994
PDL BioPharma, Inc.(a)	6,989	15,026
PhaseBio Pharmaceuticals, Inc.(a)(b)	571	1,559
Pieris Pharmaceuticals, Inc.(a)	2,480	6,225
Poseida Therapeutics, Inc.(a)	885	10,186
Precigen, Inc.(a)(b)	3,885	16,667
Precision BioSciences, Inc.(a)	2,601	16,412
Prevail Therapeutics, Inc.(a)	950	9,300

Security	Shares	Value

Biotechnology (continued)
Protagonist Therapeutics, Inc.(a)	2,006	$38,014
Prothena Corp. PLC(a)	1,951	21,285
PTC Therapeutics, Inc.(a)	3,845	200,671
Puma Biotechnology, Inc.(a)(b)	1,922	16,087
Radius Health, Inc.(a)	2,811	37,696
Rapt Therapeutics, Inc.(a)	701	20,147
REGENXBIO, Inc.(a)	2,115	60,827
Relay Therapeutics, Inc.(a)(b)	1,973	72,883
Replimune Group, Inc.(a)	1,325	55,398
Retrophin, Inc.(a)	3,193	64,626
Revolution Medicines, Inc.(a)	2,399	72,426
Rhythm Pharmaceuticals, Inc.(a)	2,091	44,266
Rigel Pharmaceuticals, Inc.(a)	10,638	26,382
Rocket Pharmaceuticals, Inc.(a)(b)	2,053	57,361
Rubius Therapeutics, Inc.(a)	1,843	7,796
Sage Therapeutics, Inc.(a)	3,209	235,476
Sangamo Therapeutics, Inc.(a)	7,150	73,931
Sarepta Therapeutics, Inc.(a)	4,665	634,020
Savara, Inc.(a)	1,819	1,892
Scholar Rock Holding Corp.(a)	1,300	50,570
Selecta Biosciences, Inc.(a)(b)	3,826	11,325
Seres Therapeutics, Inc.(a)	3,300	92,037
Soleno Therapeutics Inc.(a)(b)	2,648	4,608
Solid Biosciences, Inc.(a)	1,699	5,556
Sorrento Therapeutics, Inc.(a)(b)	13,679	94,932
Spectrum Pharmaceuticals, Inc.(a)	8,727	29,934
Spero Therapeutics, Inc.(a)	981	12,861
SpringWorks Therapeutics, Inc.(a)	1,316	76,315
Stoke Therapeutics, Inc.(a)	717	27,526
Sutro Biopharma, Inc.(a)	1,808	23,251
Syndax Pharmaceuticals, Inc.(a)(b)	1,735	30,206
Syros Pharmaceuticals, Inc.(a)	2,672	17,822
TCR2 Therapeutics, Inc.(a)	1,714	33,714
TG Therapeutics, Inc.(a)	6,914	174,717
Translate Bio, Inc.(a)	4,243	54,438
Turning Point Therapeutics, Inc.(a)	2,126	195,996
Twist Bioscience Corp.(a)	2,036	156,039
Tyme Technologies, Inc.(a)(b)	3,461	3,004
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,583	360,091
United Therapeutics Corp.(a)	2,716	364,569
UNITY Biotechnology, Inc.(a)	1,938	7,500
UroGen Pharma Ltd.(a)(b)	1,219	27,452
Vanda Pharmaceuticals, Inc.(a)	3,289	35,159
Vaxart Inc.(a)(b)	3,214	15,813
Vaxcyte Inc.(a)	1,175	43,910
VBI Vaccines, Inc.(a)(b)	10,817	25,420
Veracyte, Inc.(a)(b)	3,589	124,395
Verastem, Inc.(a)	9,309	11,171
Vericel Corp.(a)	2,788	51,662
Viela Bio Inc.(a)(b)	1,334	42,568
Viking Therapeutics, Inc.(a)(b)	3,796	21,371
Vir Biotechnology, Inc.(a)	3,312	104,129
Voyager Therapeutics, Inc.(a)	1,522	16,179
X4 Pharmaceuticals, Inc.(a)	810	4,649
XBiotech, Inc.(a)(b)	868	14,851
Xencor, Inc.(a)	3,446	132,257
XOMA Corp.(a)	347	8,609
Y-mAbs Therapeutics, Inc.(a)	1,859	79,454
Zentalis Pharmaceuticals, Inc.(a)	712	28,188
ZIOPHARM Oncology, Inc.(a)(b)	13,365	27,933

		17,142,310

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 1.9%
AAON, Inc.(b)	2,561	$149,588
Advanced Drainage Systems, Inc.	3,461	219,531
Allegion PLC	5,745	565,883
Alpha Pro Tech Ltd.(a)	711	10,089
American Woodmark Corp.(a)	1,046	86,410
AO Smith Corp.	8,323	430,216
Apogee Enterprises, Inc.	1,618	38,654
Armstrong World Industries, Inc.	2,991	179,161
AZEK Co., Inc.(a)	2,528	84,536
Builders FirstSource, Inc.(a)(b)	7,201	218,190
Caesarstone Ltd.	1,412	13,626
Cornerstone Building Brands, Inc.(a)(b)	2,682	20,571
CSW Industrials, Inc.	850	72,701
Fortune Brands Home & Security, Inc.	8,590	694,673
Gibraltar Industries, Inc.(a)	2,026	116,394
Griffon Corp.	2,699	57,867
Insteel Industries, Inc.	1,155	25,133
JELD-WEN Holding, Inc.(a)	4,262	89,630
Lennox International, Inc.	2,156	585,699
Masonite International Corp.(a)	1,515	133,320
Owens Corning	6,703	438,845
Patrick Industries, Inc.	1,387	77,325
PGT Innovations, Inc.(a)	3,473	57,582
Quanex Building Products Corp.	2,045	37,219
Resideo Technologies, Inc.(a)	7,629	76,900
Simpson Manufacturing Co., Inc.	2,719	241,230
Trex Co., Inc.(a)(b)	7,212	501,522
UFP Industries Inc.	3,726	185,965

		5,408,460

Capital Markets — 1.9%
Affiliated Managers Group, Inc.	2,867	216,086
Ares Management Corp., Class A	6,080	257,184
Artisan Partners Asset Management, Inc., Class A	3,429	137,366
Assetmark Financial Holdings, Inc.(a)	953	20,156
Associated Capital Group, Inc., Class A	121	3,884
B. Riley Financial, Inc.	1,208	31,698
BGC Partners, Inc., Class A	18,403	54,289
Blucora, Inc.(a)	3,007	29,920
Brightsphere Investment Group, Inc.	3,797	52,399
Carlyle Group Inc. (The)	7,307	182,090
Cohen & Steers, Inc.	1,537	86,548
Cowen, Inc., Class A	1,693	36,332
Diamond Hill Investment Group, Inc.	188	25,745
Donnelley Financial Solutions, Inc.(a)	1,944	24,553
Eaton Vance Corp.	6,899	412,491
Evercore, Inc., Class A	2,491	198,134
FactSet Research Systems, Inc.	2,315	709,547
Federated Hermes, Inc.	6,029	144,093
Focus Financial Partners, Inc., Class A(a)(b)	1,978	72,217
GAMCO Investors, Inc., Class A	288	3,542
Greenhill & Co., Inc.	761	9,840
Hamilton Lane, Inc., Class A	1,875	130,687
Houlihan Lokey, Inc.	3,195	200,326
Invesco Ltd.	23,640	309,920
Lazard Ltd., Class A	6,326	212,996
LPL Financial Holdings, Inc.	4,869	389,179
Moelis & Co., Class A	3,289	122,351
Morningstar, Inc.	1,358	258,536
Oppenheimer Holdings, Inc., Class A	592	14,836
Piper Sandler Cos	1,082	90,293
PJT Partners, Inc., Class A	1,463	98,987

Security	Shares	Value

Capital Markets (continued)
Pzena Investment Management, Inc., Class A	1,161	$6,026
Safeguard Scientifics, Inc.	1,114	6,483
Sculptor Capital Management, Inc.	1,201	13,019
SEI Investments Co.	7,248	356,239
Siebert Financial Corp.(a)	466	1,673
Silvercrest Asset Management Group, Inc., Class A	714	8,061
Stifel Financial Corp.	4,151	242,667
StoneX Group, Inc.(a)	1,007	53,351
Value Line, Inc.	72	1,966
Virtu Financial, Inc., Class A	3,886	83,083
Virtus Investment Partners, Inc.	455	72,595
Waddell & Reed Financial, Inc., Class A	3,993	61,293
Westwood Holdings Group, Inc.	391	3,777
WisdomTree Investments, Inc.	8,377	30,492

		5,476,950

Chemicals — 2.4%
Advanced Emissions Solutions, Inc.	699	3,111
AdvanSix, Inc.(a)	1,685	25,646
AgroFresh Solutions, Inc.(a)(b)	1,675	3,451
Albemarle Corp.	6,569	612,296
American Vanguard Corp.	1,787	23,088
Amyris, Inc.(a)	6,559	16,398
Ashland Global Holdings, Inc.	3,475	242,451
Avient Corp.	5,688	176,726
Axalta Coating Systems Ltd.(a)	13,190	331,201
Balchem Corp.	1,990	198,900
Cabot Corp.	3,467	131,781
CF Industries Holdings, Inc.	13,233	365,363
Chase Corp.	457	43,488
Chemours Co.	10,230	206,032
Element Solutions, Inc.(a)	13,525	158,513
Ferro Corp.(a)	5,108	65,689
FutureFuel Corp.	1,643	19,535
GCP Applied Technologies, Inc.(a)	3,038	66,259
Hawkins, Inc.	579	27,045
HB Fuller Co.	3,191	144,393
Huntsman Corp.	12,547	304,767
Ingevity Corp.(a)	2,582	141,700
Innospec, Inc.	1,522	100,665
Intrepid Potash Inc.(a)	409	4,082
Koppers Holdings, Inc.(a)	1,316	29,518
Kraton Corp.(a)	1,938	54,845
Kronos Worldwide, Inc.	1,507	20,073
Livent Corp.(a)	9,250	99,438
Marrone Bio Innovations, Inc.(a)(b)	4,139	4,553
Minerals Technologies, Inc.	2,102	114,958
Mosaic Co.	21,655	400,617
NewMarket Corp.	432	154,522
Olin Corp.	8,859	146,616
Orion Engineered Carbons SA	3,632	53,281
PQ Group Holdings, Inc.(a)	2,294	26,519
Quaker Chemical Corp.(b)	829	158,165
Rayonier Advanced Materials, Inc.(a)	3,593	12,324
RPM International, Inc.	7,956	673,635
Scotts Miracle-Gro Co.	2,519	377,976
Sensient Technologies Corp.	2,641	172,801
Stepan Co.	1,341	156,146
Trecora Resources(a)	1,690	10,005
Tredegar Corp.	1,634	23,824
Trinseo SA	2,441	77,673
Tronox Holdings PLC, Class A(a)	5,617	54,878

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Valvoline, Inc.	11,614	$228,447
Westlake Chemical Corp.	2,125	143,692
WR Grace & Co.	3,521	153,128

		6,760,214

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	4,171	144,817
ACCO Brands Corp.	5,652	29,786
ADT, Inc.	9,607	63,310
Brady Corp., Class A	2,935	110,708
BrightView Holdings, Inc.(a)(b)	2,883	35,259
Brink’s Co.	3,128	133,972
Casella Waste Systems, Inc., Class A(a)	2,855	154,142
CECO Environmental Corp.(a)	2,022	14,316
Cimpress PLC(a)	1,121	82,281
Clean Harbors, Inc.(a)	3,224	170,775
Covanta Holding Corp.	7,378	66,992
Deluxe Corp.	2,693	57,738
Ennis, Inc.	1,512	23,043
Harsco Corp.(a)	4,849	62,552
Healthcare Services Group, Inc.	4,648	106,346
Heritage-Crystal Clean, Inc.(a)	944	15,557
Herman Miller, Inc.	3,660	111,520
HNI Corp.	2,642	85,997
IAA, Inc.(a)	8,363	473,262
IBEX Ltd.(a)	349	5,273
Interface, Inc.	3,654	22,399
KAR Auction Services, Inc.	8,185	119,174
Kimball International, Inc., Class B	2,253	23,206
Knoll, Inc.	3,156	36,168
Matthews International Corp., Class A	1,886	41,171
McGrath RentCorp	1,555	88,759
Montrose Environmental Group Inc.(a)	608	16,434
MSA Safety, Inc.	2,281	300,910
NL Industries, Inc.	244	1,010
PICO Holdings, Inc.(a)	400	3,308
Pitney Bowes, Inc.	10,832	57,518
Quad/Graphics, Inc.	2,347	5,328
SP Plus Corp.(a)	1,371	25,268
Steelcase, Inc., Class A	5,336	55,708
Stericycle, Inc.(a)	5,732	357,104
Team, Inc.(a)	1,914	10,259
Tetra Tech, Inc.	3,361	339,159
UniFirst Corp.	944	154,637
US Ecology, Inc.	1,957	59,728
Viad Corp.	1,268	25,360
VSE Corp.	593	17,173

		3,707,427

Communications Equipment — 0.8%
Acacia Communications, Inc.(a)	2,419	163,863
ADTRAN, Inc.	2,942	31,450
Applied Optoelectronics, Inc.(a)	1,269	11,142
CalAmp Corp.(a)	2,231	15,795
Calix, Inc.(a)	3,216	75,286
Cambium Networks Corp.(a)	369	8,502
Casa Systems, Inc.(a)	2,392	9,975
Ciena Corp.(a)	9,505	374,402
Clearfield, Inc.(a)	706	14,777
CommScope Holding Co., Inc.(a)	12,054	107,281
Comtech Telecommunications Corp.	1,554	22,378
Digi International, Inc.(a)	1,791	26,381
DZS, Inc.(a)(b)	819	9,328

Security	Shares	Value

Communications Equipment (continued)
EchoStar Corp., Class A(a)	3,008	$69,665
Extreme Networks, Inc.(a)	7,323	29,731
Genasys Inc.(a)	1,880	11,318
Harmonic, Inc.(a)(b)	5,821	34,577
Infinera Corp.(a)	10,224	64,002
Inseego Corp.(a)(b)	4,213	36,653
InterDigital, Inc.	1,909	106,866
KVH Industries, Inc.(a)	1,018	8,846
Lumentum Holdings, Inc.(a)	4,686	387,485
NETGEAR, Inc.(a)	1,829	56,370
NetScout Systems, Inc.(a)	4,271	87,641
PCTEL, Inc.	1,047	5,340
Plantronics, Inc.	2,198	42,905
Resonant Inc.(a)(b)	2,823	6,465
Ribbon Communications, Inc.(a)	4,176	17,999
ViaSat, Inc.(a)(b)	3,645	123,565
Viavi Solutions, Inc.(a)	14,130	174,505

		2,134,493

Construction & Engineering — 1.3%
AECOM(a)	9,579	429,522
Aegion Corp.(a)	1,843	26,005
Ameresco, Inc., Class A(a)(b)	1,506	57,815
API Group Corp.(a)(d)	8,735	125,697
Arcosa, Inc.	3,014	139,156
Argan, Inc.	893	36,783
Comfort Systems USA, Inc.	2,230	102,134
Concrete Pumping Holdings, Inc.(a)	1,248	4,031
Construction Partners, Inc., Class A(a)	1,606	32,730
Dycom Industries, Inc.(a)	1,911	124,100
EMCOR Group, Inc.	3,390	231,164
Fluor Corp.	8,728	99,063
Granite Construction, Inc.	2,907	56,134
Great Lakes Dredge & Dock Corp.(a)	4,246	43,861
HC2 Holdings, Inc.(a)	2,492	5,358
IES Holdings, Inc.(a)	549	17,524
Jacobs Engineering Group, Inc.	7,808	741,760
MasTec, Inc.(a)(b)	3,530	175,229
MYR Group, Inc.(a)	961	41,083
Northwest Pipe Co.(a)	587	15,732
NV5 Global, Inc.(a)	685	38,415
Primoris Services Corp.	2,951	55,685
Quanta Services, Inc.	8,520	531,904
Sterling Construction Co., Inc.(a)	1,718	25,255
Tutor Perini Corp.(a)	2,453	33,140
Valmont Industries, Inc.	1,312	186,239
WillScot Mobile Mini Holdings Corp.(a)	9,985	185,521

		3,561,040

Construction Materials — 0.1%
Eagle Materials, Inc.	2,588	220,627
Forterra, Inc.(a)	1,279	16,691
Summit Materials, Inc., Class A(a)	7,123	126,006
United States Lime & Minerals, Inc.	103	9,548
US Concrete, Inc.(a)	974	33,077

		405,949

Consumer Finance — 0.8%
Ally Financial, Inc.	23,306	621,804
Atlanticus Holdings Corp.(a)	357	4,088
Credit Acceptance Corp.(a)(b)	616	183,642
Curo Group Holdings Corp.	1,262	9,452
Encore Capital Group, Inc.(a)	1,941	61,976
Enova International, Inc.(a)	2,122	32,573

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Ezcorp, Inc., Class A(a)	3,073	$13,706
FirstCash, Inc.	2,536	131,973
Green Dot Corp., Class A(a)	3,023	161,186
LendingClub Corp.(a)	4,417	20,627
LendingTree, Inc.(a)	495	160,177
Navient Corp.	11,848	94,903
Nelnet, Inc., Class A	1,052	64,214
OneMain Holdings, Inc.	4,043	141,060
Oportun Financial Corp.(a)(b)	1,105	14,697
PRA Group, Inc.(a)	2,841	96,963
Regional Management Corp.(a)	498	10,119
Santander Consumer USA Holdings, Inc.	4,635	94,276
SLM Corp.	23,413	215,166
World Acceptance Corp.(a)	292	24,525

		2,157,127

Containers & Packaging — 1.5%
AptarGroup, Inc.	4,003	456,702
Ardagh Group SA	1,258	20,732
Avery Dennison Corp.	5,202	719,905
Berry Global Group, Inc.(a)	8,263	385,304
Crown Holdings, Inc.(a)	8,091	694,208
Graphic Packaging Holding Co.	17,406	231,326
Greif, Inc., Class A	1,501	60,925
Greif, Inc., Class B	451	19,506
Myers Industries, Inc.	2,090	29,971
O-I Glass, Inc.	9,697	91,443
Packaging Corp. of America	5,852	669,995
Ranpak Holdings Corp.(a)	1,645	14,032
Sealed Air Corp.	9,746	385,844
Silgan Holdings, Inc.	4,930	169,838
Sonoco Products Co.	6,242	305,171
UFP Technologies, Inc.(a)	418	15,491

		4,270,393

Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,807	76,771
Funko, Inc., Class A(a)	1,598	10,131
Greenlane Holdings, Inc., Class A(a)(b)	193	469
Pool Corp.	2,419	846,239
Weyco Group, Inc.	539	8,538

		942,148

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)	3,224	75,571
American Public Education, Inc.(a)	857	24,227
Aspen Group Inc/CO(a)	1,045	9,802
Bright Horizons Family Solutions, Inc.(a)	3,734	590,159
Carriage Services, Inc.	1,056	27,255
Chegg, Inc.(a)(b)	7,553	554,692
Collectors Universe, Inc.	599	32,903
Franchise Group Inc.	1,405	32,203
frontdoor, Inc.(a)	5,357	212,244
Graham Holdings Co., Class B	252	95,846
Grand Canyon Education, Inc.(a)	2,922	228,997
H&R Block, Inc.	12,049	207,966
Houghton Mifflin Harcourt Co.(a)	7,048	18,395
K12, Inc.(a)	2,502	59,723
Laureate Education, Inc., Class A(a)	6,690	86,970
OneSpaWorld Holdings Ltd.	2,857	17,742
Perdoceo Education Corp.(a)	4,266	48,163
Regis Corp.(a)(b)	1,614	8,942
Service Corp. International	10,709	495,934

Security	Shares	Value

Diversified Consumer Services (continued)
Strategic Education, Inc.	1,502	$124,756
Terminix Global Holdings, Inc.(a)	8,253	388,634
Universal Technical Institute Inc.(a)	1,669	7,661
Vivint Smart Home Inc.(a)	4,528	70,410
WW International, Inc.(a)(b)	2,876	60,856

		3,480,051

Diversified Financial Services — 0.3%
Alerus Financial Corp.	903	19,424
A-Mark Precious Metals Inc.	279	8,671
Banco Latinoamericano de Comercio Exterior SA	1,922	24,582
Cannae Holdings, Inc.(a)	5,362	198,287
GWG Holdings, Inc.(a)(b)	159	1,193
Jefferies Financial Group, Inc.	14,044	273,998
Marlin Business Services Corp.	464	3,387
SWK Holdings Corp.(a)	357	5,159
Voya Financial, Inc.	7,797	373,710

		908,411

Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.	3,280	6,265
Anterix, Inc.	784	25,025
ATN International, Inc.	687	30,709
Bandwidth, Inc., Class A(a)	1,193	191,303
Cincinnati Bell, Inc.(a)	2,925	44,021
Cogent Communications Holdings, Inc.	2,644	147,535
Consolidated Communications Holdings, Inc.(a)	4,694	21,921
GCI Liberty, Inc., Class A(a)	6,172	501,352
IDT Corp., Class B(a)	949	9,044
Iridium Communications, Inc.(a)(b)	7,311	193,083
Liberty Latin America Ltd., Class A(a)	2,582	25,304
Liberty Latin America Ltd., Class C(a)	9,894	96,170
Ooma, Inc.(a)	1,323	18,668
ORBCOMM, Inc.(a)	4,190	18,017
Vonage Holdings Corp.(a)	14,384	152,183

		1,480,600

Electric Utilities — 1.3%
ALLETE, Inc.	3,252	167,738
Genie Energy Ltd., Class B	578	4,792
Hawaiian Electric Industries, Inc.	6,713	221,798
IDACORP, Inc.	3,146	275,999
MGE Energy, Inc.	2,266	147,335
NRG Energy, Inc.	15,144	478,853
OGE Energy Corp.	12,437	382,687
Otter Tail Corp.	2,649	101,589
PG&E Corp.(a)(b)	80,868	773,098
Pinnacle West Capital Corp.	7,023	572,866
PNM Resources, Inc.	4,953	247,650
Portland General Electric Co.	5,617	220,748
Spark Energy, Inc., Class A	861	7,852

		3,603,005

Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,467	219,908
Allied Motion Technologies, Inc.	430	16,245
American Superconductor Corp.(a)	1,537	21,380
Atkore International Group, Inc.(a)	3,054	63,187
AZZ, Inc.	1,599	53,711
Bloom Energy Corp., Class A(a)(b)	5,519	69,760
Encore Wire Corp.	1,253	57,901
EnerSys	2,642	189,167
FuelCell Energy Inc.(a)	13,253	26,506
Generac Holdings, Inc.(a)	3,808	800,251

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
GrafTech International Ltd.	4,328	$29,214
Hubbell, Inc.	3,351	487,604
LSI Industries, Inc.	1,465	10,021
nVent Electric PLC	9,740	175,807
Orion Energy Systems Inc.(a)	1,574	10,105
Plug Power, Inc.(a)	21,233	297,262
Powell Industries, Inc.	551	13,020
Preformed Line Products Co.	205	11,281
Regal Beloit Corp.	2,539	250,472
Sensata Technologies Holding PLC(a)	9,671	422,720
Sunrun, Inc.(a)	9,049	470,729
Thermon Group Holdings, Inc.(a)	1,933	19,504
TPI Composites, Inc.(a)(b)	1,882	62,332
Ultralife Corp.(a)	647	3,339
Vertiv Holdings Co.(a)	13,735	242,423
Vicor Corp.(a)	1,208	94,224

		4,118,073

Electronic Equipment, Instruments & Components — 2.3%
Akoustis Technologies, Inc.(a)(b)	1,978	16,398
Arlo Technologies, Inc.(a)	4,912	21,908
Arrow Electronics, Inc.(a)	4,774	371,847
Avnet, Inc.	6,141	151,498
Badger Meter, Inc.	1,828	134,066
Bel Fuse, Inc., Class B	719	8,419
Belden, Inc.	2,742	84,673
Benchmark Electronics, Inc.	2,251	46,888
Cognex Corp.	10,281	677,518
Coherent, Inc.(a)	1,513	189,337
CTS Corp.	1,965	54,313
Daktronics, Inc.	2,403	9,372
Dolby Laboratories, Inc., Class A	3,939	295,740
ePlus, Inc.(a)	819	55,291
Fabrinet(a)	2,284	137,086
FARO Technologies, Inc.(a)	1,099	66,204
Fitbit, Inc., Class A(a)(b)	15,135	106,550
FLIR Systems, Inc.	8,180	283,764
II-VI, Inc.(a)(b)	6,281	285,597
Insight Enterprises, Inc.(a)	2,149	114,649
Intellicheck Inc.(a)	926	6,704
Iteris, Inc.(a)	2,183	8,230
Itron, Inc.(a)	2,497	169,671
Jabil, Inc.	9,206	305,087
Kimball Electronics, Inc.(a)	1,481	17,950
Knowles Corp.(a)	5,456	77,748
Littelfuse, Inc.	1,478	292,555
Luna Innovations Inc.(a)	1,652	10,424
Methode Electronics, Inc.	2,268	69,786
MTS Systems Corp.	1,198	29,087
Napco Security Technologies, Inc.(a)	758	18,283
National Instruments Corp.	8,089	253,024
nLight, Inc.(a)	2,159	45,857
Novanta, Inc.(a)	2,132	231,791
OSI Systems, Inc.(a)	1,088	83,950
PAR Technology Corp.(a)(b)	1,001	37,007
PC Connection, Inc.	673	30,655
Plexus Corp.(a)	1,803	125,381
Powerfleet Inc.(a)	1,550	9,377
Research Frontiers Inc.(a)	1,490	3,859
Rogers Corp.(a)	1,157	140,252
Sanmina Corp.(a)	4,166	101,817
ScanSource, Inc.(a)(b)	1,478	29,708

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	2,601	$342,396
Trimble, Inc.(a)	15,546	748,229
TTM Technologies, Inc.(a)	6,140	72,882
Vishay Intertechnology, Inc.	8,552	138,713
Vishay Precision Group, Inc.(a)	757	18,085
Wrap Technologies, Inc.(a)(b)	783	4,048

		6,533,674

Energy Equipment & Services — 0.3%
Archrock, Inc.	8,171	48,454
Aspen Aerogels, Inc.(a)	1,141	12,893
Bristow Group, Inc.(a)	470	9,767
Cactus, Inc., Class A	2,987	50,779
ChampionX Corp.(a)	11,582	101,111
DMC Global, Inc.	929	33,045
Dril-Quip, Inc.(a)	2,143	55,504
Exterran Corp.(a)	1,875	7,931
Frank’s International NV(a)	9,182	16,068
Helix Energy Solutions Group, Inc.(a)	9,371	23,240
Helmerich & Payne, Inc.	6,554	97,458
Liberty Oilfield Services, Inc., Class A	4,079	27,248
Matrix Service Co.(a)	1,644	12,494
Nabors Industries Ltd.	326	9,265
National Energy Services Reunited Corp.(a)	1,224	9,058
National Oilwell Varco, Inc.	24,419	205,120
Newpark Resources, Inc.(a)	5,916	4,231
NexTier Oilfield Solutions Inc.(a)	9,659	18,255
Oceaneering International, Inc.(a)	5,828	23,778
Oil States International, Inc.(a)	4,122	10,264
Patterson-UTI Energy, Inc.	11,786	30,172
ProPetro Holding Corp.(a)	4,779	18,877
RPC, Inc.(a)	3,965	9,437
SEACOR Holdings, Inc.(a)	1,202	36,817
Select Energy Services, Inc., Class A(a)	3,726	11,252
Solaris Oilfield Infrastructure, Inc., Class A	2,026	12,014
Tidewater, Inc.(a)(b)	1,952	11,439
Transocean Ltd.(a)(b)	37,629	25,230
U.S. Silica Holdings, Inc.	4,190	11,397

		942,598

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(b)	3,314	7,821
Cinemark Holdings, Inc.	6,641	54,390
Eros STX Global Corp.(a)(b)	8,797	16,890
Gaia, Inc.(a)(b)	903	9,156
Glu Mobile, Inc.(a)	9,065	64,905
IMAX Corp.(a)	3,085	35,570
Liberty Media Corp.-Liberty Braves, Class A(a)	524	10,847
Liberty Media Corp.-Liberty Braves, Class C(a)	2,213	45,300
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,695	56,444
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,325	445,302
Lions Gate Entertainment Corp., Class A(a)	3,446	23,088
Lions Gate Entertainment Corp., Class B(a)	7,535	47,244
LiveXLive Media, Inc.(a)	2,895	5,819
Madison Square Garden Entertainment Corp.(a)	1,157	75,205
Madison Square Garden Sports Corp.(a)	1,173	166,144
Marcus Corp.	1,514	11,098
World Wrestling Entertainment, Inc., Class A	2,877	104,608
Zynga, Inc., Class A(a)	55,601	499,853

		1,679,684

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	5,254	49,020
Agree Realty Corp.	3,328	206,569

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Alexander & Baldwin, Inc.	4,473	$57,478
Alexander’s, Inc.	134	32,587
Alpine Income Property Trust, Inc.	394	5,496
American Assets Trust, Inc.	3,120	65,302
American Campus Communities, Inc.	8,591	321,819
American Finance Trust, Inc.	6,788	39,133
American Homes 4 Rent, Class A	16,163	456,928
Americold Realty Trust	12,682	459,469
Apartment Investment & Management Co., Class A	9,152	291,949
Apple Hospitality REIT, Inc.	13,309	131,759
Armada Hoffler Properties, Inc.	3,407	30,697
Bluerock Residential Growth REIT, Inc.	1,532	13,267
Brandywine Realty Trust	10,407	91,165
Brixmor Property Group, Inc.	18,566	203,483
BRT Apartments Corp.	862	10,732
Camden Property Trust	5,885	542,832
CareTrust REIT, Inc.	6,133	104,874
Catchmark Timber Trust, Inc., Class A	2,829	24,584
Chatham Lodging Trust	2,888	21,227
CIM Commercial Trust Corp.	546	4,368
City Office REIT, Inc.	2,726	17,228
Clipper Realty, Inc.	722	4,058
Colony Capital, Inc.	29,907	106,469
Columbia Property Trust, Inc.	7,104	75,160
Community Healthcare Trust, Inc.	1,338	61,949
CoreCivic, Inc.	7,393	47,389
CorEnergy Infrastructure Trust, Inc.	617	2,888
CorePoint Lodging, Inc.	2,385	11,400
CoreSite Realty Corp.	2,519	300,668
Corporate Office Properties Trust	7,025	157,571
Cousins Properties, Inc.	9,286	236,607
CubeSmart	12,114	411,028
CyrusOne, Inc.	7,274	516,818
DiamondRock Hospitality Co.	12,398	61,246
Diversified Healthcare Trust	14,773	42,768
Douglas Emmett, Inc.	10,456	246,762
Easterly Government Properties, Inc.	4,977	104,019
EastGroup Properties, Inc.	2,409	320,590
Empire State Realty Trust, Inc., Class A	8,968	48,248
EPR Properties	4,698	112,000
Equity Commonwealth	7,308	193,077
Equity LifeStyle Properties, Inc.	10,828	640,909
Essential Properties Realty Trust, Inc.	5,819	96,130
Farmland Partners, Inc.	1,418	9,132
Federal Realty Investment Trust	4,670	321,203
First Industrial Realty Trust, Inc.	7,841	312,150
Four Corners Property Trust, Inc.	4,362	110,533
Franklin Street Properties Corp.	6,638	27,880
Front Yard Residential Corp.	3,218	43,089
Gaming and Leisure Properties, Inc.	12,827	466,261
Geo Group, Inc.	7,298	64,660
Getty Realty Corp.	2,107	55,372
Gladstone Commercial Corp.	1,989	32,321
Gladstone Land Corp.	1,023	14,189
Global Medical REIT, Inc.	2,553	31,734
Global Net Lease, Inc.	5,559	79,105
Healthcare Realty Trust, Inc.	8,432	234,410
Healthcare Trust of America, Inc., Class A	13,509	328,269
Hersha Hospitality Trust	1,865	9,139
Highwoods Properties, Inc.	6,468	192,552
Hudson Pacific Properties, Inc.	9,425	181,525
Independence Realty Trust, Inc.	5,819	70,701
Industrial Logistics Properties Trust	3,980	76,336

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties, Inc.	1,324	$154,418
Investors Real Estate Trust	810	54,602
Iron Mountain, Inc.	17,810	464,129
iStar, Inc.	4,492	53,006
JBG SMITH Properties	7,650	178,627
Jernigan Capital, Inc.	1,373	23,739
Kilroy Realty Corp.	7,145	336,387
Kimco Realty Corp.	25,900	265,734
Kite Realty Group Trust	5,152	53,375
Lamar Advertising Co., Class A	5,345	331,176
Lexington Realty Trust	16,997	168,780
Life Storage, Inc.	2,926	334,003
LTC Properties, Inc.	2,412	79,620
Macerich Co.(b)	9,340	65,006
Mack-Cali Realty Corp.	5,450	59,895
Medical Properties Trust, Inc.	32,333	576,174
Monmouth Real Estate Investment Corp.	5,829	80,732
National Health Investors, Inc.	2,683	150,382
National Retail Properties, Inc.	10,620	339,946
National Storage Affiliates Trust	3,885	131,663
NETSTREIT Corp.(a)	683	11,980
New Senior Investment Group, Inc.	5,000	19,550
NexPoint Residential Trust, Inc.	1,336	59,212
Office Properties Income Trust	3,079	56,684
Omega Healthcare Investors, Inc.	14,109	406,480
One Liberty Properties, Inc.	899	13,872
Outfront Media, Inc.	8,971	117,610
Paramount Group, Inc.	11,741	67,863
Park Hotels & Resorts, Inc.	14,720	146,170
Pebblebrook Hotel Trust(b)	8,096	96,990
Physicians Realty Trust	13,015	219,433
Piedmont Office Realty Trust, Inc., Class A	7,788	88,939
Plymouth Industrial REIT, Inc.	1,031	13,104
PotlatchDeltic Corp.	4,084	169,690
Preferred Apartment Communities, Inc., Class A	2,917	15,752
PS Business Parks, Inc., Class A	1,268	144,590
QTS Realty Trust, Inc., Class A	3,816	234,722
Rayonier, Inc.	8,269	209,867
Regency Centers Corp.	10,468	372,556
Retail Opportunity Investments Corp.	7,336	71,379
Retail Properties of America, Inc., Class A	13,335	69,875
Retail Value, Inc.	1,101	13,762
Rexford Industrial Realty, Inc.	7,684	356,999
RLJ Lodging Trust	10,207	83,493
RPT Realty	4,726	23,110
Ryman Hospitality Properties, Inc.	3,143	125,249
Sabra Health Care REIT, Inc.	12,805	168,514
Safehold, Inc.	1,077	74,119
Saul Centers, Inc.	702	17,374
Seritage Growth Properties, Class A(a)	2,113	26,898
Service Properties Trust	10,389	74,905
SITE Centers Corp.	9,519	64,824
SL Green Realty Corp.	4,580	196,070
Spirit Realty Capital, Inc.	6,458	194,063
STAG Industrial, Inc.	9,347	290,879
STORE Capital Corp.	14,498	372,599
Summit Hotel Properties, Inc.	6,379	33,681
Sunstone Hotel Investors, Inc.	13,349	99,050
Tanger Factory Outlet Centers, Inc.(b)	5,794	35,865
Taubman Centers, Inc.	3,760	125,659
Terreno Realty Corp.	4,159	234,069
UMH Properties, Inc.	2,256	30,749
Uniti Group, Inc.	12,094	106,669

10

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Universal Health Realty Income Trust	806	$43,097
Urban Edge Properties	7,200	67,680
Urstadt Biddle Properties, Inc., Class A	1,858	17,670
VEREIT, Inc.	67,713	419,821
VICI Properties, Inc.	33,307	764,396
Washington Real Estate Investment Trust	5,119	89,480
Weingarten Realty Investors	7,665	121,567
Whitestone REIT	2,346	13,982
Xenia Hotels & Resorts, Inc.	7,018	57,828

		20,492,114

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A(a)(b)	2,836	41,661
Andersons, Inc.	1,902	41,254
BJ’s Wholesale Club Holdings, Inc.(a)(b)	8,528	326,537
Casey’s General Stores, Inc.	2,303	388,217
Chefs’ Warehouse, Inc.(a)	1,882	25,445
Grocery Outlet Holding Corp.(a)	4,434	195,185
HF Foods Group, Inc.(a)	2,066	13,615
Ingles Markets, Inc., Class A	866	31,055
Natural Grocers by Vitamin Cottage, Inc.	452	4,809
Performance Food Group Co.(a)	8,160	274,258
PriceSmart, Inc.	1,412	97,428
Rite Aid Corp.(a)(b)	3,444	31,478
SpartanNash Co.	2,238	41,201
Sprouts Farmers Market, Inc.(a)	7,361	140,227
United Natural Foods, Inc.(a)(b)	3,381	49,261
US Foods Holding Corp.(a)	13,764	287,668
Village Super Market, Inc., Class A	548	12,412
Weis Markets, Inc.	574	26,065

		2,027,776

Food Products — 1.6%
Alico, Inc.	312	9,011
B&G Foods, Inc.	3,972	105,496
Beyond Meat, Inc.(a)	3,213	457,628
Bridgford Foods Corp.(a)	72	1,314
Bunge Ltd.	8,444	479,028
Calavo Growers, Inc.	1,051	70,554
Cal-Maine Foods, Inc.(a)	1,951	74,821
Darling Ingredients, Inc.(a)	10,024	431,032
Farmer Bros Co.(a)	808	2,804
Flowers Foods, Inc.	12,248	288,808
Fresh Del Monte Produce, Inc.	1,941	41,790
Freshpet, Inc.(a)	2,414	276,403
Hain Celestial Group, Inc.(a)	5,103	156,917
Hostess Brands, Inc.(a)(b)	7,514	94,977
Ingredion, Inc.	4,173	295,824
J&J Snack Foods Corp.	942	127,707
John B Sanfilippo & Son, Inc.	544	39,581
Lamb Weston Holdings, Inc.	9,105	577,712
Lancaster Colony Corp.	1,171	194,550
Landec Corp.(a)	1,554	14,934
Limoneira Co.	1,018	14,079
Pilgrim’s Pride Corp.(a)	3,269	54,723
Post Holdings, Inc.(a)(b)	3,968	340,851
Sanderson Farms, Inc.	1,257	160,858
Seaboard Corp.	16	55,120
Seneca Foods Corp., Class A(a)	468	17,246
Simply Good Foods Co.(a)	5,301	99,659
Tootsie Roll Industries, Inc.	940	28,087

Security	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.(a)	3,522	$136,794
Vital Farms Inc.(a)	623	21,531

		4,669,839

Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	2,021	110,084
Chesapeake Utilities Corp.	998	97,016
National Fuel Gas Co.	5,449	217,742
New Jersey Resources Corp.	5,939	173,300
Northwest Natural Holding Co.	1,895	84,214
ONE Gas, Inc.	3,283	226,658
RGC Resources, Inc.	489	11,638
South Jersey Industries, Inc.	6,274	120,900
Southwest Gas Holdings, Inc.	3,494	229,626
Spire, Inc.	3,131	175,461
UGI Corp.	12,951	418,835

		1,865,474

Health Care Equipment & Supplies — 2.9%
Accelerate Diagnostics, Inc.(a)(b)	2,013	18,962
Accuray, Inc.(a)	6,238	18,153
Acutus Medical, Inc.(a)	661	15,117
Alphatec Holdings, Inc.(a)	2,699	23,049
AngioDynamics, Inc.(a)	2,214	22,893
Antares Pharma, Inc.(a)	10,470	28,583
Apyx Medical Corp.	1,737	10,457
Aspira Women’s Health, Inc.(a)(b)	4,790	18,058
AtriCure, Inc.(a)	2,732	94,418
Atrion Corp.	88	52,901
Avanos Medical, Inc.(a)	2,959	104,601
Axogen, Inc.(a)	2,138	26,960
Axonics Modulation Technologies, Inc.(a)	1,899	89,044
Bellerophon Therapeutics, Inc.(a)	363	3,060
Beyond Air, Inc.(a)(b)	765	4,009
BioLife Solutions, Inc.(a)	800	22,968
BioSig Technologies, Inc.(a)	1,220	3,855
Cantel Medical Corp.	2,378	113,764
Cardiovascular Systems, Inc.(a)	2,403	85,667
Cerus Corp.(a)	10,182	53,456
Chembio Diagnostics Inc.(a)(b)	1,405	6,660
Co-Diagnostics Inc.(a)(b)	1,693	22,703
CONMED Corp.	1,692	131,925
CryoLife, Inc.(a)	2,188	36,671
CryoPort, Inc.(a)	2,124	85,257
Cutera, Inc.(a)	1,052	19,914
CytoSorbents Corp.(a)	2,566	19,630
Electromed Inc.(a)	407	3,382
Envista Holdings Corp.	9,998	264,147
FONAR Corp.(a)	389	7,640
GenMark Diagnostics, Inc.(a)	4,419	54,000
Glaukos Corp.(a)(b)	2,658	148,635
Globus Medical, Inc., Class A(a)	4,648	242,254
Haemonetics Corp.(a)	3,123	315,704
Heska Corp.(a)(b)	433	50,804
Hill-Rom Holdings, Inc.	4,146	377,576
ICU Medical, Inc.(a)	1,219	216,726
Inari Medical Inc.(a)	476	31,511
Inogen, Inc.(a)	1,153	33,679
Integer Holdings Corp.(a)	2,052	119,939
Integra LifeSciences Holdings Corp.(a)	4,471	197,171
IntriCon Corp.(a)	550	6,875

11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Invacare Corp.	2,062	$16,723
iRadimed Corp.(a)	385	8,720
iRhythm Technologies, Inc.(a)	1,708	361,157
Lantheus Holdings, Inc.(a)(b)	4,093	44,450
LeMaitre Vascular, Inc.	1,029	33,422
LENSAR, Inc.(a)(b)	530	5,173
LivaNova PLC(a)	3,043	153,185
Meridian Bioscience, Inc.(a)	2,676	45,893
Merit Medical Systems, Inc.(a)	3,372	168,769
Mesa Laboratories, Inc.	294	76,855
Milestone Scientific Inc.(a)	2,024	3,117
Misonix, Inc.(a)	828	9,406
Natus Medical, Inc.(a)	2,112	38,460
Nemaura Medical Inc.(a)	408	1,448
Neogen Corp.(a)	3,290	229,445
Nevro Corp.(a)	2,092	312,147
Novocure Ltd.(a)	6,205	757,630
NuVasive, Inc.(a)	3,176	141,110
OraSure Technologies, Inc.(a)	4,505	67,305
Orthofix Medical, Inc.(a)	1,103	34,480
OrthoPediatrics Corp.(a)	862	38,445
PAVmed, Inc.(a)(b)	2,075	3,714
Penumbra, Inc.(a)	2,050	535,112
Pulse Biosciences, Inc.(a)(b)	886	10,729
Quidel Corp.(a)	2,317	621,628
Quotient Ltd.(a)	3,446	16,265
Repro-Med Systems Inc.(a)	1,806	9,969
Retractable Technologies Inc.(a)(b)	781	5,733
Rockwell Medical, Inc.(a)	3,392	2,891
SeaSpine Holdings Corp.(a)	1,698	21,666
Shockwave Medical, Inc.(a)	1,775	121,268
SI-BONE, Inc.(a)	1,581	33,154
Sientra, Inc.(a)	2,928	12,356
Silk Road Medical, Inc.(a)	1,672	101,323
Soliton, Inc.(a)(b)	296	2,119
STAAR Surgical Co.(a)	2,852	206,770
Stereotaxis Inc.(a)	2,517	7,954
Surgalign Holdings, Inc.(a)(b)	4,032	7,016
Surmodics, Inc.(a)	783	28,775
Tactile Systems Technology, Inc.(a)(b)	1,137	41,591
Tandem Diabetes Care, Inc.(a)	3,714	404,826
Tela Bio Inc.(a)	490	7,428
TransMedics Group, Inc.(a)	1,708	20,462
Utah Medical Products, Inc.	201	16,683
Vapotherm, Inc.(a)	1,214	36,359
Varex Imaging Corp.(a)	2,357	31,584
Venus Concept Inc.(a)	1,138	2,401
ViewRay, Inc.(a)	7,382	21,925
VolitionRX Ltd.(a)	1,343	3,989
Wright Medical Group NV(a)	8,018	245,271
Zynex, Inc.(a)(b)	1,149	14,719

		8,345,798

Health Care Providers & Services — 2.2%
1Life Healthcare Inc.(a)	4,895	138,088
Acadia Healthcare Co., Inc.(a)	5,496	195,932
AdaptHealth Corp.(a)	1,615	44,090
Addus HomeCare Corp.(a)	854	83,325
Amedisys, Inc.(a)	1,967	509,453
American Renal Associates Holdings, Inc.(a)	816	9,376
AMN Healthcare Services, Inc.(a)	2,902	189,443
Apollo Medical Holdings, Inc.(a)	1,269	21,903
Avalon GloboCare Corp.(a)(b)	905	1,014

Security	Shares	Value

Health Care Providers & Services (continued)
BioTelemetry, Inc.(a)	2,078	$88,481
Brookdale Senior Living, Inc.(a)	11,725	34,472
Chemed Corp.	963	460,622
Community Health Systems, Inc.(a)	5,277	32,928
CorVel Corp.(a)	547	49,897
Covetrus, Inc.(a)	6,110	150,856
Cross Country Healthcare, Inc.(a)	2,184	17,144
Encompass Health Corp.	6,102	374,114
Ensign Group, Inc.	3,179	187,052
Enzo Biochem, Inc.(a)	2,477	4,508
Exagen Inc.(a)(b)	175	2,496
Five Star Senior Living Inc.(a)	1,163	5,315
Fulgent Genetics Inc.(a)(b)	563	18,314
Guardant Health, Inc.(a)	5,147	548,979
Hanger, Inc.(a)	2,273	39,709
HealthEquity, Inc.(a)	4,698	241,900
InfuSystem Holdings Inc.(a)	826	10,176
Joint Corp.(a)	878	16,454
LHC Group, Inc.(a)	1,890	409,280
Magellan Health, Inc.(a)	1,483	107,176
MEDNAX, Inc.(a)	4,783	60,983
Molina Healthcare, Inc.(a)	3,660	682,480
National HealthCare Corp.	771	48,804
National Research Corp.	840	43,512
Ontrak, Inc.(a)(b)	495	30,314
Option Care Health Inc.(a)	2,872	38,284
Owens & Minor, Inc.	3,903	98,043
Patterson Cos., Inc.	5,284	131,440
Pennant Group Inc.(a)	1,614	67,239
PetIQ, Inc.(a)(b)	1,302	37,185
Premier, Inc., Class A	3,849	125,978
Progenity Inc.(a)	323	1,612
Progyny, Inc.(a)	1,654	40,308
Providence Service Corp.(a)	747	87,810
R1 RCM, Inc.(a)	6,582	117,949
RadNet, Inc.(a)	2,691	39,046
Select Medical Holdings Corp.(a)	6,760	141,825
Sharps Compliance Corp.(a)	815	4,857
Surgery Partners, Inc.(a)	1,440	31,421
Tenet Healthcare Corp.(a)	6,489	159,240
Tivity Health, Inc.(a)	2,680	36,850
Triple-S Management Corp., Class B(a)	1,500	27,780
U.S. Physical Therapy, Inc.	788	62,512
Viemed Healthcare Inc.(a)	1,961	15,708

		6,123,677

Health Care Technology — 0.6%
Accolade, Inc.(a)	749	26,230
Allscripts Healthcare Solutions, Inc.(a)	10,113	101,939
Change Healthcare, Inc.(a)	15,163	214,556
Computer Programs & Systems, Inc.	811	22,619
Evolent Health, Inc., Class A(a)	4,797	47,682
Health Catalyst, Inc.(a)(b)	2,060	71,029
HealthStream, Inc.(a)	1,503	27,505
HMS Holdings Corp.(a)	5,478	145,824
Icad Inc.(a)	1,147	11,195
Inovalon Holdings, Inc., Class A(a)	4,631	87,943
Inspire Medical Systems, Inc.(a)	1,631	194,790
NantHealth, Inc.(a)	1,522	3,059
NextGen Healthcare, Inc.(a)	3,451	46,934
Omnicell, Inc.(a)(b)	2,646	229,011
OptimizeRx Corp.(a)(b)	918	18,176
Phreesia, Inc.(a)	1,749	64,661

12

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Schrodinger, Inc./United States(a)(b)	1,820	$88,780
Simulations Plus, Inc.	892	57,819
Tabula Rasa HealthCare, Inc.(a)	1,272	43,935
Vocera Communications, Inc.(a)	1,986	65,101

		1,568,788

Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc.(a)	2,689	25,814
Aramark	14,292	396,460
Biglari Holdings, Inc., Class B(a)	80	6,702
BJ’s Restaurants, Inc.	1,437	40,538
Bloomin’ Brands, Inc.	5,496	76,834
Bluegreen Vacations Corp.	220	1,071
Bluegreen Vacations Holding Corp.(a)	614	5,004
Boyd Gaming Corp.	5,031	159,583
Brinker International, Inc.	2,789	121,433
Caesars Entertainment, Inc.(a)	10,275	460,525
Carrols Restaurant Group, Inc.(a)	2,399	14,034
Century Casinos, Inc.(a)	1,954	9,203
Cheesecake Factory, Inc.	2,628	78,104
Choice Hotels International, Inc.	2,157	188,414
Churchill Downs, Inc.	2,361	352,143
Chuy’s Holdings, Inc.(a)(b)	1,215	25,503
Cracker Barrel Old Country Store, Inc.	1,476	167,998
Dave & Buster’s Entertainment, Inc.	2,675	45,903
Del Taco Restaurants, Inc.(a)	1,896	14,059
Denny’s Corp.(a)	3,798	34,030
Dine Brands Global, Inc.	984	50,627
Dunkin’ Brands Group, Inc.	5,120	510,515
El Pollo Loco Holdings, Inc.(a)(b)	1,165	16,450
Everi Holdings, Inc.(a)(b)	5,075	43,696
Extended Stay America, Inc.	11,011	124,975
Fiesta Restaurant Group, Inc.(a)	1,171	10,117
GAN Ltd.(a)(b)	433	6,153
Golden Entertainment, Inc.(a)	968	12,448
Hilton Grand Vacations, Inc.(a)(b)	5,353	110,272
Hyatt Hotels Corp., Class A	2,164	119,323
International Game Technology PLC	6,171	50,664
Jack in the Box, Inc.	1,395	111,684
Kura Sushi USA, Inc., Class A(a)(b)	244	3,140
Lindblad Expeditions Holdings, Inc.(a)	1,519	12,638
Marriott Vacations Worldwide Corp.	2,518	243,239
Monarch Casino & Resort, Inc.(a)(b)	735	31,892
Nathan’s Famous, Inc.	139	7,056
Noodles & Co.(a)	2,074	13,398
Norwegian Cruise Line Holdings Ltd.(a)(b)	17,235	286,618
Papa John’s International, Inc.	2,033	155,728
Penn National Gaming, Inc.(a)	9,426	508,815
Planet Fitness, Inc., Class A(a)	5,013	297,121
PlayAGS, Inc.(a)	1,936	5,227
RCI Hospitality Holdings, Inc.	513	10,978
Red Robin Gourmet Burgers, Inc.(a)	945	11,378
Red Rock Resorts, Inc., Class A	4,117	78,717
Ruth’s Hospitality Group, Inc.	2,098	23,456
Scientific Games Corp., Class A(a)	3,590	114,449
SeaWorld Entertainment, Inc.(a)	3,135	69,033
Shake Shack, Inc., Class A(a)	2,184	147,464
Six Flags Entertainment Corp.	4,762	102,954
Target Hospitality Corp.(a)	1,352	1,176
Texas Roadhouse, Inc.	4,089	286,353
Twin River Worldwide Holdings, Inc.	1,095	26,576

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.(b)	2,489	$577,548
Wendy’s Co.	11,212	244,982
Wingstop, Inc.	1,845	214,629
Wyndham Destinations, Inc.	5,230	170,655
Wyndham Hotels & Resorts, Inc.	5,729	266,456

		7,301,955

Household Durables — 2.1%
Beazer Homes USA, Inc.(a)	1,738	21,169
Casper Sleep Inc.(a)	1,530	10,144
Cavco Industries, Inc.(a)	563	96,915
Century Communities, Inc.(a)	1,809	70,262
Ethan Allen Interiors, Inc.	1,394	22,374
GoPro, Inc., Class A(a)	8,015	47,609
Green Brick Partners, Inc.(a)	1,518	27,157
Hamilton Beach Brands Holding Co., Class A	434	9,570
Helen of Troy Ltd.(a)(b)	1,575	298,620
Hooker Furniture Corp.	737	20,267
Installed Building Products, Inc.(a)	1,421	128,657
iRobot Corp.(a)	1,717	136,639
KB Home	5,494	177,181
La-Z-Boy, Inc.	2,725	93,277
Legacy Housing Corp.(a)	600	8,166
Leggett & Platt, Inc.	8,264	344,857
LGI Homes, Inc.(a)	1,385	148,029
Lifetime Brands, Inc.	937	9,417
Lovesac Co.(a)(b)	600	15,444
M/I Homes, Inc.(a)	1,721	70,423
MDC Holdings, Inc.	3,175	138,176
Meritage Homes Corp.(a)	2,314	201,526
Mohawk Industries, Inc.(a)	3,638	375,405
Newell Brands, Inc.	24,065	424,988
NVR, Inc.(a)	209	826,196
PulteGroup, Inc.	16,638	678,165
Purple Innovation, Inc.(a)(b)	1,387	39,349
Skyline Champion Corp.(a)	3,267	83,798
Sonos, Inc.(a)	5,061	73,891
Taylor Morrison Home Corp.(a)	7,853	169,625
Tempur Sealy International, Inc.(a)	2,956	263,084
Toll Brothers, Inc.	7,255	306,741
TopBuild Corp.(a)	2,061	315,766
TRI Pointe Group, Inc.(a)	7,995	131,358
Tupperware Brands Corp.	3,023	95,890
Turtle Beach Corp.(a)	783	14,110
Universal Electronics, Inc.(a)	803	29,759
VOXX International Corp.(a)	1,135	12,859

		5,936,863

Household Products — 0.3%
Central Garden & Pet Co.(a)	538	20,961
Central Garden & Pet Co., Class A(a)	2,485	87,944
Energizer Holdings, Inc.	3,887	152,953
Oil-Dri Corp. of America	264	9,018
Reynolds Consumer Products Inc.	3,078	86,923
Spectrum Brands Holdings, Inc.	2,657	151,104
WD-40 Co.	850	206,873

		715,776

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)	5,009	9,968
Brookfield Renewable Corp., Class A(b)	4,263	284,640
Clearway Energy, Inc., Class A	1,967	51,555
Clearway Energy, Inc., Class C	5,254	147,953

13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.(b)	2,493	$176,679
Sunnova Energy International, Inc.(a)	3,301	79,422
Vistra Corp.	30,390	527,874

		1,278,091

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,365	416,823
Raven Industries, Inc.	2,206	48,355

		465,178

Insurance — 3.6%
Alleghany Corp.	870	475,829
Ambac Financial Group, Inc.(a)	2,796	34,335
American Equity Investment Life Holding Co.	5,333	132,365
American Financial Group, Inc.	4,548	340,827
American National Group, Inc.	550	37,840
AMERISAFE, Inc.	1,191	70,245
Argo Group International Holdings Ltd.	1,982	70,718
Assurant, Inc.	3,708	461,164
Assured Guaranty Ltd.	5,095	130,075
Athene Holding Ltd., Class A(a)	7,220	231,618
Axis Capital Holdings Ltd.	5,198	221,903
Brighthouse Financial, Inc.(a)	5,838	193,238
Brown & Brown, Inc.	14,747	641,642
BRP Group, Inc., Class A(a)	2,100	53,550
Citizens, Inc.(a)	3,245	18,724
CNO Financial Group, Inc.	8,671	153,910
Crawford & Co., Class A	1,123	7,187
Donegal Group, Inc., Class A	535	7,763
eHealth, Inc.(a)	1,586	106,436
Employers Holdings, Inc.	1,304	41,741
Enstar Group Ltd.(a)	747	128,387
Erie Indemnity Co., Class A	1,575	366,770
Everest Re Group Ltd.	2,452	483,240
FBL Financial Group, Inc., Class A	616	30,609
FedNat Holding Co.	603	3,093
First American Financial Corp.	6,794	302,944
Genworth Financial, Inc., Class A(a)	31,388	123,355
Globe Life, Inc.	6,566	532,437
GoHealth, Inc., Class A(a)	2,560	26,522
Goosehead Insurance, Inc., Class A	802	98,277
Greenlight Capital Re Ltd., Class A(a)	1,515	10,226
Hanover Insurance Group, Inc.	2,365	226,236
HCI Group, Inc.	423	19,873
Heritage Insurance Holdings, Inc.	1,645	15,529
Horace Mann Educators Corp.	2,534	85,928
Independence Holding Co.	253	9,568
Investors Title Co.	73	9,747
James River Group Holdings Ltd.	1,910	89,254
Kemper Corp.	3,865	238,316
Kinsale Capital Group, Inc.	1,316	246,711
Lemonade Inc.(a)(b)	810	40,735
MBIA, Inc.(a)	3,904	22,292
Mercury General Corp.	1,699	69,166
National General Holdings Corp.	4,244	144,169
National Western Life Group, Inc., Class A	157	26,632
NI Holdings, Inc.(a)	788	13,168
Old Republic International Corp.	17,605	286,609
Palomar Holdings, Inc.(a)(b)	1,261	112,443
Primerica, Inc.	2,459	271,080
ProAssurance Corp.	2,856	44,068
ProSight Global, Inc.(a)	486	5,749
Protective Insurance Corp., Class B	430	5,655

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	4,216	$425,900
RenaissanceRe Holdings Ltd.	3,152	509,741
RLI Corp.	2,466	213,802
Safety Insurance Group, Inc.	960	67,200
Selective Insurance Group, Inc.	3,679	191,529
Selectquote, Inc.(a)(b)	1,960	33,751
State Auto Financial Corp.	1,125	13,883
Stewart Information Services Corp.	1,624	68,841
Third Point Reinsurance Ltd.(a)	5,080	39,522
Tiptree, Inc.	1,981	9,648
Trean Insurance Group Inc.(a)	643	6,977
Trupanion, Inc.(a)	1,788	127,914
United Fire Group, Inc.	1,290	26,497
United Insurance Holdings Corp.	1,333	5,852
Universal Insurance Holdings, Inc.	1,866	23,269
Unum Group	12,690	224,105
W.R. Berkley Corp.	8,668	521,120
Watford Holdings Ltd.(a)	1,089	39,204
White Mountains Insurance Group Ltd.(b)	189	171,674

		10,240,327

Interactive Media & Services — 0.6%
Cargurus, Inc.(a)	5,375	107,124
Cars.com, Inc.(a)	4,039	29,848
DHI Group, Inc.(a)	3,812	6,442
Eventbrite, Inc., Class A(a)(b)	3,941	36,375
EverQuote, Inc., Class A(a)	875	29,304
Liberty TripAdvisor Holdings, Inc., Class A(a)	5,186	9,231
QuinStreet, Inc.(a)	2,939	47,039
TripAdvisor, Inc.	6,279	119,992
TrueCar, Inc.(a)	6,796	29,630
Yelp, Inc.(a)	4,406	86,666
Zillow Group, Inc., Class A(a)	3,587	320,427
Zillow Group, Inc., Class C(a)	8,763	776,577

		1,598,655

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A(a)(b)	1,540	30,538
CarParts.com, Inc.(a)	1,205	15,291
Duluth Holdings, Inc., Class B(a)	688	10,554
Etsy, Inc.(a)	7,369	895,997
Groupon Inc.(a)	1,476	28,620
Grubhub, Inc.(a)	5,731	423,865
Lands’ End, Inc.(a)	818	13,129
Liquidity Services, Inc.(a)	1,697	14,475
Magnite, Inc.(a)(b)	6,635	59,914
Overstock.com, Inc.(a)(b)	2,656	149,001
PetMed Express, Inc.	1,215	35,940
Quotient Technology, Inc.(a)	5,322	47,366
Qurate Retail, Inc., Series A	23,823	161,282
RealReal, Inc.(a)(b)	3,874	48,774
Shutterstock, Inc.	1,359	88,946
Stamps.com, Inc.(a)	1,059	236,411
Stitch Fix, Inc., Class A(a)(b)	3,498	120,436
Waitr Holdings, Inc.(a)	5,245	13,375

		2,393,914

IT Services — 2.9%
Alliance Data Systems Corp.	2,930	151,012
Amdocs Ltd.	8,230	464,007
BigCommerce Holdings Inc., Series-1(a)(b)	557	40,884
Black Knight, Inc.(a)	9,446	830,776
Booz Allen Hamilton Holding Corp.	8,423	661,206
Brightcove, Inc.(a)	2,468	31,220

14

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CACI International, Inc., Class A(a)	1,539	$320,928
Cardtronics PLC, Class A(a)	2,238	39,859
Cass Information Systems, Inc.	840	32,945
Conduent, Inc.(a)	10,574	36,850
CSG Systems International, Inc.	2,075	78,601
DXC Technology Co.	15,903	292,933
Endurance International Group Holdings, Inc.(a)	4,257	24,733
Euronet Worldwide, Inc.(a)	3,155	280,290
EVERTEC, Inc.	3,739	124,434
Evo Payments, Inc., Class A(a)	2,610	54,993
ExlService Holdings, Inc.(a)	2,089	158,221
Fastly Inc., Class A(a)	4,943	313,930
Genpact Ltd.	11,657	400,651
GreenSky Inc., Class A(a)	3,565	16,862
Grid Dynamics Holdings Inc.(a)	1,289	10,054
GTT Communications, Inc.(a)(b)	2,205	8,136
Hackett Group, Inc.	1,516	19,587
I3 Verticals, Inc., Class A(a)	896	18,485
Information Services Group, Inc.(a)	2,016	4,133
International Money Express, Inc.(a)	1,433	19,933
KBR, Inc.	8,875	197,824
Limelight Networks, Inc.(a)	7,339	25,907
LiveRamp Holdings, Inc.(a)	3,998	264,228
ManTech International Corp., Class A	1,706	110,685
MAXIMUS, Inc.	3,773	254,979
MoneyGram International, Inc.(a)	3,568	18,375
MongoDB, Inc.(a)	3,134	716,025
NIC, Inc.	4,144	92,909
Paysign, Inc.	2,298	10,938
Perficient, Inc.(a)	2,022	79,182
Perspecta, Inc.	8,669	155,435
PFSweb, Inc.(a)	820	5,084
Priority Technology Holdings, Inc.(a)(b)	223	644
Rackspace Technology Inc.(a)	2,151	33,878
Repay Holdings Corp.(a)	3,650	82,235
Sabre Corp.	17,285	112,698
Science Applications International Corp.	3,590	274,168
ServiceSource International, Inc.(a)	5,002	6,953
StarTek, Inc.(a)	1,271	6,673
StoneCo. Ltd., Class A(a)	11,160	586,346
Switch, Inc., Class A	5,506	77,414
Sykes Enterprises, Inc.(a)	2,429	83,169
TTEC Holdings, Inc.	1,141	62,504
Tucows, Inc., Class A(a)	596	43,979
Unisys Corp.(a)(b)	3,836	50,405
Verra Mobility Corp.(a)	8,359	80,330
Virtusa Corp.(a)	1,813	91,194
WEX, Inc.(a)	2,737	346,367

		8,306,191

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,122	72,424
American Outdoor Brands, Inc.(a)	771	11,665
Brunswick Corp.	4,939	314,664
Callaway Golf Co.(b)	5,785	89,610
Clarus Corp.	1,354	21,001
Escalade, Inc.	723	13,455
Johnson Outdoors, Inc., Class A	318	27,771
Malibu Boats, Inc., Class A(a)	1,272	64,656
Marine Products Corp.	440	6,978
MasterCraft Boat Holdings, Inc.(a)(b)	1,162	23,960
Mattel, Inc.(a)	21,503	296,096

Security	Shares	Value

Leisure Products (continued)
Nautilus, Inc.(a)(b)	1,838	$39,866
Polaris, Inc.	3,639	330,640
Smith & Wesson Brands Inc.	3,351	55,593
Sturm Ruger & Co., Inc.	1,046	69,936
Vista Outdoor, Inc.(a)	3,620	71,567
YETI Holdings, Inc.(a)(b)	4,978	246,311

		1,756,193

Life Sciences Tools & Services — 2.4%
10X Genomics, Inc., Class A(a)	3,579	489,965
Adaptive Biotechnologies Corp.(a)(b)	4,775	220,032
Avantor, Inc.(a)	27,850	648,069
Berkeley Lights, Inc.(a)	589	42,744
Bio-Techne Corp.	2,380	600,736
Bruker Corp.	6,472	275,319
Champions Oncology Inc.(a)	511	4,486
Charles River Laboratories International, Inc.(a)	3,048	694,029
ChromaDex Corp.(a)	2,753	12,416
Codexis, Inc.(a)	3,335	44,389
Fluidigm Corp.(a)	4,181	23,999
Harvard Bioscience, Inc.(a)	2,170	7,335
Luminex Corp.	2,671	58,869
Medpace Holdings, Inc.(a)	1,701	188,709
NanoString Technologies, Inc.(a)	2,332	85,468
NeoGenomics, Inc.(a)	6,452	253,112
Pacific Biosciences of California, Inc.(a)(b)	10,382	136,108
PerkinElmer, Inc.	6,945	899,725
Personalis, Inc.(a)	1,483	36,674
PPD, Inc.(a)	10,014	329,260
PRA Health Sciences, Inc.(a)	3,954	385,278
QIAGEN NV(a)	14,036	665,868
Quanterix Corp.(a)	1,318	48,252
Repligen Corp.(a)	3,254	542,019
Syneos Health, Inc.(a)	4,328	229,730

		6,922,591

Machinery — 3.8%
AGCO Corp.	3,876	298,568
Alamo Group, Inc.	609	73,281
Albany International Corp., Class A	1,911	97,346
Allison Transmission Holdings, Inc.	7,055	255,038
Altra Industrial Motion Corp.	4,012	171,553
Astec Industries, Inc.	1,427	72,492
Barnes Group, Inc.	2,913	106,907
Blue Bird Corp.(a)	1,008	11,632
Chart Industries, Inc.(a)	2,249	189,928
CIRCOR International, Inc.(a)	1,188	33,145
Colfax Corp.(a)	6,214	168,959
Columbus McKinnon Corp.	1,362	46,158
Crane Co.	3,058	155,194
Donaldson Co., Inc.	7,969	378,527
Douglas Dynamics, Inc.	1,395	47,583
Eastern Co.	259	5,302
Energy Recovery, Inc.(a)	2,318	22,461
Enerpac Tool Group Corp.	3,388	60,408
EnPro Industries, Inc.	1,281	75,605
ESCO Technologies, Inc.	1,596	133,569
Evoqua Water Technologies Corp.(a)	5,678	130,197
ExOne Co. (The)(a)(b)	637	6,402
Federal Signal Corp.	3,688	105,772
Flowserve Corp.	8,165	237,765
Franklin Electric Co., Inc.	2,890	172,620
Gates Industrial Corp. PLC(a)	2,668	29,615

15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Gencor Industries, Inc.(a)	326	$3,769
Gorman-Rupp Co.	1,030	31,982
Graco, Inc.	10,315	638,498
Graham Corp.	500	6,600
Greenbrier Cos., Inc.	1,994	53,798
Helios Technologies, Inc.	1,937	81,044
Hillenbrand, Inc.	4,612	134,901
Hurco Cos., Inc.	302	9,012
Hyster-Yale Materials Handling, Inc.	629	26,670
ITT, Inc.	5,362	324,455
John Bean Technologies Corp.	1,952	163,909
Kadant, Inc.	708	81,505
Kennametal, Inc.	5,169	160,239
LB Foster Co., Class A(a)	607	8,231
Lincoln Electric Holdings, Inc.	3,553	361,766
Lindsay Corp.	700	73,710
Luxfer Holdings PLC	1,743	21,648
Lydall, Inc.(a)	1,101	21,789
Manitowoc Co., Inc.(a)	2,274	17,123
Mayville Engineering Co., Inc.(a)	267	2,379
Meritor, Inc.(a)	4,284	104,273
Middleby Corp.(a)	3,451	343,513
Miller Industries, Inc.	801	23,982
Mueller Industries, Inc.	3,441	99,548
Mueller Water Products, Inc., Class A	9,646	99,933
Navistar International Corp.(a)	3,114	134,245
NN, Inc.	2,833	15,185
Nordson Corp.	3,581	692,673
Omega Flex, Inc.	189	28,293
Oshkosh Corp.	4,209	283,518
Park-Ohio Holdings Corp.	471	9,298
Pentair PLC	10,293	512,180
Proto Labs, Inc.(a)	1,667	196,839
RBC Bearings, Inc.(a)	1,538	183,099
REV Group, Inc.	1,889	14,829
Rexnord Corp.	7,596	243,680
Shyft Group, Inc.	2,172	41,941
Snap-on, Inc.	3,350	527,725
SPX Corp.(a)	2,667	113,054
SPX FLOW, Inc.(a)	2,626	111,211
Standex International Corp.	734	45,574
Tennant Co.	1,133	67,549
Terex Corp.	4,174	103,056
Timken Co.	3,967	236,830
Toro Co.	6,667	547,361
TriMas Corp.(a)	2,667	64,888
Trinity Industries, Inc.	5,720	107,765
Wabash National Corp.	3,298	47,029
Watts Water Technologies, Inc., Class A	1,711	189,527
Welbilt, Inc.(a)	8,091	49,193
Woodward, Inc.	3,490	277,629

		10,824,475

Marine — 0.1%
Costamare, Inc.	3,210	18,265
Eagle Bulk Shipping, Inc.(a)(b)	416	5,724
Genco Shipping & Trading Ltd.	1,053	6,802
Kirby Corp.(a)	3,756	144,569
Matson, Inc.	2,655	137,927

Security	Shares	Value

Marine (continued)
Safe Bulkers, Inc.(a)	1,654	$1,467
Scorpio Bulkers Inc.	544	5,973

		320,727

Media — 1.0%
AMC Networks, Inc., Class A(a)(b)	2,393	50,851
Boston Omaha Corp., Class A(a)	774	12,369
Cable One, Inc.	333	576,709
Cardlytics, Inc.(a)(b)	1,628	120,179
ComScore, Inc.(a)	4,020	8,020
Daily Journal Corp.(a)	71	19,255
Emerald Holding Inc.	1,076	2,819
Entercom Communications Corp., Class A	7,924	11,886
Entravision Communications Corp., Class A	3,178	5,816
EW Scripps Co., Class A	3,512	31,889
Fluent, Inc.(a)	2,731	6,964
Gannett Co., Inc.	8,044	9,251
Gray Television, Inc.(a)	5,424	68,776
Hemisphere Media Group, Inc.(a)	733	5,732
iHeartMedia, Inc., Class A(a)	3,657	30,061
Interpublic Group of Cos., Inc.	24,286	439,334
John Wiley & Sons, Inc., Class A	2,676	82,849
Loral Space & Communications, Inc.	847	14,746
Meredith Corp.	2,338	25,718
MSG Networks, Inc., Class A(a)	2,462	22,010
National CineMedia, Inc.	3,463	6,874
New York Times Co., Class A(b)	10,192	404,215
News Corp., Class A	24,092	316,328
News Corp., Class B	7,809	101,673
Nexstar Media Group, Inc., Class A	2,734	225,282
Saga Communications, Inc., Class A	168	2,859
Scholastic Corp.	1,920	37,939
Sinclair Broadcast Group, Inc., Class A	2,714	50,426
TechTarget, Inc.(a)	1,444	63,247
TEGNA, Inc.	13,606	163,680
Tribune Publishing Co.	814	9,328
WideOpenWest, Inc.(a)	3,047	15,205

		2,942,290

Metals & Mining — 1.1%
Alcoa Corp.(a)	11,689	151,022
Allegheny Technologies, Inc.(a)	7,771	71,571
Arconic Corp.(a)	6,201	134,810
Caledonia Mining Corp. PLC	634	10,353
Carpenter Technology Corp.	2,950	51,566
Century Aluminum Co.(a)	2,941	19,352
Cleveland-Cliffs, Inc.	24,557	203,332
Coeur Mining, Inc.(a)(b)	15,091	106,693
Commercial Metals Co.	7,379	152,376
Compass Minerals International, Inc.	2,131	128,670
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	4,289	11,752
Haynes International, Inc.	789	12,790
Hecla Mining Co.	32,521	148,946
Kaiser Aluminum Corp.	973	61,231
Materion Corp.	1,269	64,960
Novagold Resources, Inc.(a)(b)	14,817	153,504
Olympic Steel, Inc.	570	6,504
Reliance Steel & Aluminum Co.	3,948	430,292
Royal Gold, Inc.	4,060	482,369
Ryerson Holding Corp.(a)	1,071	8,429
Schnitzer Steel Industries, Inc., Class A	1,584	33,264

16

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics, Inc.	12,448	$391,863
SunCoke Energy, Inc.	4,822	16,829
TimkenSteel Corp.(a)	3,306	12,794
United States Steel Corp.	13,631	131,675
Warrior Met Coal, Inc.	3,155	47,325
Worthington Industries, Inc.	2,270	111,707

		3,155,979

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	34,640	483,921
Anworth Mortgage Asset Corp.	6,659	10,921
Apollo Commercial Real Estate Finance, Inc.	9,232	80,318
Arbor Realty Trust, Inc.	6,578	77,752
Ares Commercial Real Estate Corp.	1,785	16,618
Arlington Asset Investment Corp., Class A	1,624	3,995
ARMOUR Residential REIT, Inc.	4,001	38,170
Blackstone Mortgage Trust, Inc., Class A	8,604	186,707
Broadmark Realty Capital Inc.	8,144	81,196
Capstead Mortgage Corp.	5,946	30,384
Cherry Hill Mortgage Investment Corp.	1,090	9,984
Chimera Investment Corp.	12,015	100,325
Colony Credit Real Estate, Inc.	4,943	25,901
Dynex Capital, Inc.	1,452	23,784
Ellington Financial, Inc.	2,467	30,196
Ellington Residential Mortgage REIT	486	5,166
Granite Point Mortgage Trust, Inc.	3,208	21,622
Great Ajax Corp.	1,223	9,393
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,519	189,120
Invesco Mortgage Capital, Inc.	11,018	29,749
KKR Real Estate Finance Trust, Inc.	1,831	30,596
Ladder Capital Corp.	6,600	49,500
MFA Financial, Inc.	28,271	79,724
New Residential Investment Corp.	25,988	194,910
New York Mortgage Trust, Inc.	23,477	59,632
Orchid Island Capital, Inc.	4,048	21,009
PennyMac Mortgage Investment Trust	6,087	91,122
Ready Capital Corp.	2,609	29,325
Redwood Trust, Inc.	7,037	59,814
Starwood Property Trust, Inc.	16,972	237,099
TPG RE Finance Trust, Inc.	3,752	29,341
Two Harbors Investment Corp.	17,070	86,374
Western Asset Mortgage Capital Corp.	4,087	7,929

		2,431,597

Multiline Retail — 0.3%
Big Lots, Inc.	2,441	116,192
Dillard’s, Inc., Class A(b)	471	21,068
Kohl’s Corp.	9,859	209,898
Macy’s, Inc.(b)	16,896	104,924
Nordstrom, Inc.(b)	6,820	82,522
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,431	298,806

		833,410

Multi-Utilities — 0.3%
Avista Corp.	4,186	139,059
Black Hills Corp.	3,925	222,390
MDU Resources Group, Inc.	12,501	297,024
NorthWestern Corp.	3,155	164,470
Unitil Corp.	871	30,093

		853,036

Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc.	168	3,205

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Antero Midstream Corp.	17,900	$102,567
Antero Resources Corp.(a)(b)	15,113	51,384
Apache Corp.	23,695	196,669
Arch Resources, Inc.	904	27,617
Ardmore Shipping Corp.	2,700	7,560
Berry Corp.	4,328	11,339
Bonanza Creek Energy, Inc.(a)(b)	1,162	20,579
Brigham Minerals, Inc., Class A	2,311	20,383
Cimarex Energy Co.	6,327	160,516
Clean Energy Fuels Corp.(a)	8,254	20,470
CNX Resources Corp.(a)	13,859	134,432
Comstock Resources, Inc.(a)	1,486	7,891
CONSOL Energy, Inc.(a)	1,305	4,946
Contango Oil & Gas Co.(a)(b)	5,116	6,395
Continental Resources, Inc.	4,708	56,637
CVR Energy, Inc.	1,918	21,117
Delek US Holdings, Inc.	3,858	38,812
Devon Energy Corp.	23,995	214,275
DHT Holdings, Inc.	6,968	33,516
Diamond S Shipping, Inc.(a)	1,893	10,714
Diamondback Energy, Inc.	9,894	256,848
Dorian LPG Ltd.(a)(b)	2,344	19,221
Earthstone Energy, Inc., Class A(a)(b)	1,689	4,543
Energy Fuels, Inc.(a)	8,427	12,725
EQT Corp.	15,989	242,074
Equitrans Midstream Corp.	25,594	185,812
Evolution Petroleum Corp.	1,497	3,308
Falcon Minerals Corp.	2,710	4,986
Frontline Ltd.	7,324	39,623
Golar LNG Ltd.(a)	5,776	43,609
Goodrich Petroleum Corp.(a)	581	5,566
Green Plains, Inc.(a)	2,103	31,755
Gulfport Energy Corp.(a)	10,769	2,757
HollyFrontier Corp.	9,325	172,606
International Seaways, Inc.	1,461	19,782
Kosmos Energy Ltd.	25,742	25,595
Magnolia Oil & Gas Corp., Class A(a)	7,823	33,952
Marathon Oil Corp.	49,574	196,313
Matador Resources Co.(a)	6,869	48,564
Montage Resources Corp.(a)	1,427	7,064
Murphy Oil Corp.	9,127	70,460
NACCO Industries, Inc., Class A	196	3,820
NextDecade Corp.(a)	1,470	3,557
Nordic American Tankers Ltd.	8,875	25,826
Overseas Shipholding Group, Inc., Class A(a)	3,265	6,236
Ovintiv Inc.	16,323	150,172
Par Pacific Holdings, Inc.(a)	2,600	16,744
Parsley Energy, Inc., Class A	18,935	189,539
PBF Energy, Inc., Class A	6,048	28,244
PDC Energy, Inc.(a)	6,234	74,309
Peabody Energy Corp.	3,872	4,995
Penn Virginia Corp.(a)(b)	964	7,404
PrimeEnergy Resources Corp.(a)	13	670
Range Resources Corp.(b)	13,339	87,771
Renewable Energy Group, Inc.(a)	2,193	123,685
REX American Resources Corp.(a)	348	25,296
Scorpio Tankers, Inc.	3,196	28,189
SFL Corp. Ltd.	5,884	38,305
SM Energy Co.	6,944	11,180
Southwestern Energy Co.(a)	37,308	99,612
Talos Energy, Inc.(a)	839	5,521
Targa Resources Corp.	14,436	231,698

17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tellurian, Inc.(a)(b)	8,480	$8,141
Uranium Energy Corp.(a)	12,280	10,593
W&T Offshore, Inc.(a)	4,964	6,950
Whiting Petroleum Corp.(a)	49	715
World Fuel Services Corp.	3,911	82,327
WPX Energy, Inc.(a)	25,499	117,550

		3,967,236

Paper & Forest Products — 0.2%
Boise Cascade Co.	2,423	92,995
Clearwater Paper Corp.(a)	1,003	37,261
Domtar Corp.	3,419	81,646
Glatfelter Corp.	2,510	35,818
Louisiana-Pacific Corp.	7,027	200,832
Neenah, Inc.	1,033	38,872
Schweitzer-Mauduit International, Inc.	2,018	66,997
Verso Corp., Class A	2,082	16,198

		570,619

Personal Products — 0.3%
BellRing Brands, Inc., Class A(a)(b)	2,449	44,792
Coty, Inc., Class A	17,769	51,530
Edgewell Personal Care Co.(a)	3,394	88,991
elf Beauty, Inc.(a)	2,797	56,695
Herbalife Nutrition Ltd.(a)	5,635	254,364
Inter Parfums, Inc.	1,113	45,700
Lifevantage Corp.(a)	907	10,022
Medifast, Inc.	704	98,905
Nature’s Sunshine Products, Inc.(a)	459	4,783
Nu Skin Enterprises, Inc., Class A	3,215	158,660
Revlon, Inc., Class A(a)(b)	254	1,041
USANA Health Sciences, Inc.(a)	707	53,485
Veru Inc.(a)	2,890	7,283

		876,251

Pharmaceuticals — 2.0%
AcelRx Pharmaceuticals, Inc.(a)	4,827	8,254
Aerie Pharmaceuticals, Inc.(a)	2,086	22,133
Agile Therapeutics, Inc.(a)	3,931	10,692
AMAG Pharmaceuticals, Inc.(a)(b)	1,906	26,150
Amneal Pharmaceuticals, Inc.(a)	6,163	25,638
Amphastar Pharmaceuticals, Inc.(a)	2,229	43,666
ANI Pharmaceuticals, Inc.(a)	607	15,472
Aquestive Therapeutics, Inc.(a)	1,170	5,663
Arvinas, Inc.(a)	1,818	38,014
Avenue Therapeutics, Inc.(a)(b)	436	1,369
Axsome Therapeutics, Inc.(a)(b)	1,725	114,385
BioDelivery Sciences International, Inc.(a)(b)	5,187	16,391
Cara Therapeutics, Inc.(a)	2,559	33,932
Cassava Sciences Inc.(a)(b)	1,212	9,951
Catalent, Inc.(a)	10,136	889,637
Cerecor, Inc.(a)	2,117	4,361
Chiasma, Inc.(a)	3,180	11,925
Collegium Pharmaceutical, Inc.(a)	2,122	37,835
Corcept Therapeutics, Inc.(a)(b)	5,986	100,445
CorMedix, Inc.(a)(b)	1,957	9,883
Cymabay Therapeutics, Inc.(a)	4,286	35,660
Durect Corp.(a)(b)	11,158	20,140
Eloxx Pharmaceuticals, Inc.(a)	956	2,419
Endo International PLC(a)	14,237	65,063
Eton Pharmaceuticals Inc.(a)(b)	831	6,058
Evofem Biosciences, Inc.(a)	5,099	12,085
Evolus, Inc.(a)(b)	1,546	4,684

Security	Shares	Value

Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.(a)	899	$8,864
Harrow Health, Inc.(a)(b)	1,273	6,060
Horizon Therapeutics PLC(a)	12,165	911,523
IMARA Inc.(a)	279	4,411
Innoviva, Inc.(a)	3,731	40,332
Intersect ENT, Inc.(a)	2,040	31,620
Intra-Cellular Therapies, Inc.(a)	4,077	100,580
Jazz Pharmaceuticals PLC(a)	3,388	488,211
Kala Pharmaceuticals, Inc.(a)(b)	2,233	14,738
Kaleido Biosciences, Inc.(a)(b)	761	4,650
Lannett Co., Inc.(a)(b)	1,982	12,744
Liquidia Technologies, Inc.(a)	1,725	7,970
Lyra Therapeutics Inc.(a)	431	4,612
Marinus Pharmaceuticals Inc.(a)	1,681	21,920
MyoKardia, Inc.(a)	3,147	703,449
Nektar Therapeutics(a)(b)	10,855	171,943
NGM Biopharmaceuticals, Inc.(a)(b)	1,498	25,975
Ocular Therapeutix, Inc.(a)	3,943	37,459
Odonate Therapeutics, Inc.(a)	746	10,750
Omeros Corp.(a)(b)	3,820	38,735
Optinose, Inc.(a)(b)	2,230	7,136
Osmotica Pharmaceuticals PLC(a)(b)	478	2,452
Pacira BioSciences, Inc.(a)	2,609	136,451
Paratek Pharmaceuticals, Inc.(a)	2,579	12,302
Perrigo Co. PLC	8,564	375,703
Phathom Pharmaceuticals, Inc.(a)(b)	664	26,135
Phibro Animal Health Corp., Class A	1,291	21,224
Pliant Therapeutics Inc.(a)(b)	662	14,312
Prestige Consumer Healthcare, Inc.(a)	3,111	102,756
Provention Bio Inc.(a)(b)	2,944	34,916
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,493	174,248
Recro Pharma, Inc.(a)	960	1,526
Relmada Therapeutics, Inc.(a)	894	27,651
Revance Therapeutics, Inc.(a)(b)	3,888	100,621
Satsuma Pharmaceuticals Inc.(a)	522	1,858
scPharmaceuticals, Inc.(a)	392	3,379
SIGA Technologies, Inc.(a)	3,406	21,764
Strongbridge Biopharma PLC(a)	1,475	2,876
Supernus Pharmaceuticals, Inc.(a)	3,010	55,264
TherapeuticsMD, Inc.(a)(b)	14,617	17,833
Theravance Biopharma, Inc.(a)	2,867	54,215
Tricida, Inc.(a)	1,616	9,098
Verrica Pharmaceuticals, Inc.(a)(b)	573	4,246
VYNE Therapeutics, Inc.(a)(b)	9,412	15,059
WaVe Life Sciences Ltd.(a)	1,543	10,909
Xeris Pharmaceuticals, Inc.(a)(b)	3,287	15,548
Zogenix, Inc.(a)	3,462	73,810

		5,541,743

Professional Services — 1.1%
Acacia Research Corp.(a)	169	532
Akerna Corp.(a)(b)	592	1,409
ASGN, Inc.(a)	3,170	211,376
Barrett Business Services, Inc.	449	26,603
BG Staffing, Inc.	671	5,348
CBIZ, Inc.(a)	3,142	71,229
CoreLogic, Inc.	4,963	381,803
CRA International, Inc.	427	17,486
Exponent, Inc.	3,207	223,175
Forrester Research, Inc.(a)	664	24,528
Franklin Covey Co.(a)	727	12,301
FTI Consulting, Inc.(a)	2,259	222,421

18

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
GP Strategies Corp.(a)	840	$8,106
Heidrick & Struggles International, Inc.	1,160	26,506
Huron Consulting Group, Inc.(a)	1,400	53,004
ICF International, Inc.	1,129	73,825
Insperity, Inc.	2,259	172,994
Kelly Services, Inc., Class A	2,133	37,071
Kforce, Inc.	1,213	42,091
Korn Ferry	3,589	108,352
ManpowerGroup, Inc.	3,632	246,504
Mastech Digital Inc.(a)	229	3,591
Mistras Group, Inc.(a)	1,389	5,167
Nielsen Holdings PLC	22,310	301,408
Red Violet Inc.(a)(b)	370	7,696
Resources Connection, Inc.	1,828	19,633
Robert Half International, Inc.	6,956	352,600
TriNet Group, Inc.(a)	2,567	176,918
TrueBlue, Inc.(a)	2,207	34,253
Upwork, Inc.(a)	5,797	106,955
Willdan Group, Inc.(a)	616	16,121

		2,991,006

Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)	342	3,806
American Realty Investors, Inc.(a)	117	949
CTO Realty Growth Inc.	242	10,679
Cushman & Wakefield PLC(a)(b)	6,840	80,165
eXp World Holdings, Inc.(a)	1,488	63,076
Fathom Holdings Inc.(a)	364	6,829
Forestar Group, Inc.(a)	1,055	17,555
FRP Holdings, Inc.(a)	420	16,993
Griffin Industrial Realty, Inc.	144	7,639
Howard Hughes Corp.(a)	2,445	152,055
Jones Lang LaSalle, Inc.	3,200	361,152
Kennedy-Wilson Holdings, Inc.	7,556	99,588
Marcus & Millichap, Inc.(a)	1,461	45,627
Maui Land & Pineapple Co., Inc.(a)	670	6,760
Newmark Group, Inc., Class A	8,681	41,105
Rafael Holdings, Inc., Class B(a)	567	9,299
RE/MAX Holdings, Inc., Class A	1,101	35,606
Realogy Holdings Corp.(a)	7,102	79,258
Redfin Corp.(a)	6,038	252,207
RMR Group, Inc., Class A	919	24,501
St. Joe Co.(a)	1,987	53,729
Stratus Properties, Inc.(a)	267	5,706
Tejon Ranch Co.(a)	1,400	19,194
Transcontinental Realty Investors, Inc.(a)	22	484

		1,393,962

Road & Rail — 0.6%
AMERCO	559	194,063
ArcBest Corp.	1,534	46,818
Avis Budget Group, Inc.(a)	3,281	110,471
Covenant Logistics Group, Inc,, Class A(a)	683	9,405
Daseke, Inc.(a)(b)	3,220	21,155
Heartland Express, Inc.	2,984	54,637
Knight-Swift Transportation Holdings, Inc.	7,764	294,954
Landstar System, Inc.	2,374	296,038
Marten Transport Ltd.	3,890	59,692
PAM Transportation Services, Inc.(a)(b)	74	2,930
Ryder System, Inc.	3,278	161,474
Saia, Inc.(a)(b)	1,637	241,720
Schneider National, Inc., Class B	3,695	81,512
Universal Logistics Holdings, Inc.	456	8,997

Security	Shares	Value

Road & Rail (continued)
US Xpress Enterprises, Inc., Class A(a)	1,235	$8,904
Werner Enterprises, Inc.	3,795	144,286

		1,737,056

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.(a)	2,362	159,364
Alpha & Omega Semiconductor Ltd.(a)	1,354	21,474
Ambarella, Inc.(a)(b)	2,043	111,691
Amkor Technology, Inc.(a)	6,168	73,091
Atomera, Inc.(a)	1,089	8,875
Axcelis Technologies, Inc.(a)	2,046	45,155
AXT, Inc.(a)	2,786	16,577
Brooks Automation, Inc.(b)	4,525	211,318
CEVA, Inc.(a)	1,338	53,948
Cirrus Logic, Inc.(a)	3,660	252,064
CMC Materials, Inc.	1,809	257,222
Cohu, Inc.	2,532	55,020
Cree, Inc.(a)(b)	6,744	428,918
CyberOptics Corp.(a)	403	9,285
Diodes, Inc.(a)	2,633	152,266
DSP Group, Inc.(a)	1,222	16,094
Enphase Energy, Inc.(a)	6,595	646,904
Entegris, Inc.	8,358	624,928
First Solar, Inc.(a)(b)	5,720	497,897
FormFactor, Inc.(a)	4,787	135,711
GSI Technology, Inc.(a)	1,299	7,937
Ichor Holdings Ltd.(a)	1,326	30,843
Impinj, Inc.(a)(b)	991	25,280
Inphi Corp.(a)	2,996	418,721
Lattice Semiconductor Corp.(a)	8,372	292,183
MACOM Technology Solutions Holdings, Inc.(a)	2,908	106,142
Maxeon Solar Technologies Ltd.(a)	592	9,590
MaxLinear, Inc.(a)	4,169	110,228
MKS Instruments, Inc.	3,397	368,201
Monolithic Power Systems, Inc.	2,719	868,992
NeoPhotonics Corp.(a)	3,201	21,799
NVE Corp.	310	14,300
ON Semiconductor Corp.(a)	25,293	634,601
Onto Innovation, Inc.(a)	2,941	94,318
PDF Solutions, Inc.(a)	1,827	34,238
Photronics, Inc.(a)	3,857	37,606
Pixelworks Inc.(a)	2,177	4,833
Power Integrations, Inc.	3,672	221,091
Rambus, Inc.(a)	7,021	96,820
Semtech Corp.(a)	4,025	220,932
Silicon Laboratories, Inc.(a)	2,704	277,052
SiTime Corp.(a)	570	47,589
SMART Global Holdings, Inc.(a)	840	22,168
SolarEdge Technologies Inc.(a)(b)	3,051	786,212
SunPower Corp.(a)(b)	4,738	75,761
Synaptics, Inc.(a)	2,116	162,234
Teradyne, Inc.	10,323	906,876
Ultra Clean Holdings, Inc.(a)	2,502	53,268
Universal Display Corp.	2,676	530,678
Veeco Instruments, Inc.(a)	3,013	38,355

		10,296,650

Software — 7.1%
2U, Inc.(a)(b)	4,211	155,175
8x8, Inc.(a)(b)	6,318	109,175
A10 Networks, Inc.(a)	3,697	24,918
ACI Worldwide, Inc.(a)	7,136	208,157
Agilysys, Inc.(a)	1,130	30,600

19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Alarm.com Holdings, Inc.(a)(b)	2,962	$172,773
Altair Engineering, Inc., Class A(a)	2,641	113,642
Alteryx, Inc., Class A(a)(b)	3,281	411,273
American Software, Inc., Class A	1,869	27,437
Anaplan, Inc.(a)	8,124	449,663
Appfolio, Inc., Class A(a)	1,017	145,299
Appian Corp.(a)(b)	2,218	140,399
Aspen Technology, Inc.(a)	4,216	462,959
Asure Software, Inc.(a)	565	3,995
Avalara, Inc.(a)	5,144	766,713
Avaya Holdings Corp.(a)	5,152	88,614
Benefitfocus, Inc.(a)	1,841	18,907
Bill.Com Holdings, Inc.(a)(b)	3,417	341,700
Blackbaud, Inc.	3,094	152,658
Blackline, Inc.(a)	3,127	305,445
Bottomline Technologies DE, Inc.(a)	2,728	108,356
Box, Inc., Class A(a)	8,682	134,571
CDK Global, Inc.	7,647	329,586
Cerence, Inc.(a)	2,309	126,025
Ceridian HCM Holding, Inc.(a)	6,707	578,278
ChannelAdvisor Corp.(a)	1,642	26,600
Cloudera, Inc.(a)(b)	12,764	124,066
Cloudflare, Inc., Class A(a)	6,835	355,215
CommVault Systems, Inc.(a)	2,604	103,092
Cornerstone OnDemand, Inc.(a)	3,774	143,374
Digimarc Corp.(a)	821	26,017
Digital Turbine, Inc.(a)(b)	5,130	147,026
Domo, Inc., Class B(a)	1,580	50,197
Duck Creek Technologies Inc.(a)	913	39,597
Dynatrace, Inc.(a)	11,393	402,287
Ebix, Inc.	1,672	30,196
eGain Corp.(a)	1,349	21,382
Elastic NV(a)	4,065	412,232
Envestnet, Inc.(a)	3,313	254,240
Everbridge, Inc.(a)(b)	2,150	225,084
Fair Isaac Corp.(a)	1,742	681,906
FireEye, Inc.(a)	13,847	191,642
Five9, Inc.(a)	3,844	583,212
Globant SA(a)	2,395	432,561
GTY Technology Holdings, Inc.(a)	3,238	9,423
Guidewire Software, Inc.(a)(b)	5,170	496,889
HubSpot, Inc.(a)	2,579	748,091
Intelligent Systems Corp.(a)	474	17,974
j2 Global, Inc.(a)	2,818	191,286
Jamf Holding Corp.(a)(b)	1,263	41,174
LivePerson, Inc.(a)(b)	3,843	205,447
Manhattan Associates, Inc.(a)(b)	3,967	339,179
Medallia, Inc.(a)(b)	5,248	149,306
MicroStrategy, Inc., Class A(a)	489	81,697
Mimecast Ltd.(a)	3,560	136,028
Mitek Systems, Inc.(a)	797	9,923
MobileIron, Inc.(a)	5,834	41,071
Model N, Inc.(a)	2,119	74,652
nCino Inc.(a)	866	61,070
New Relic, Inc.(a)	3,213	194,901
Nuance Communications, Inc.(a)(b)	17,537	559,606
Nutanix, Inc., Class A(a)	11,482	279,472
OneSpan, Inc.(a)	2,072	45,439
PagerDuty, Inc.(a)(b)	4,292	116,313
Park City Group, Inc.(a)	978	4,245
Paylocity Holding Corp.(a)	2,170	402,578
Pegasystems, Inc.	2,474	286,687

Security	Shares	Value

Software (continued)
Ping Identity Holding Corp.(a)	2,284	$63,244
Pluralsight, Inc., Class A(a)	6,536	102,615
Progress Software Corp.	2,790	101,472
Proofpoint, Inc.(a)	3,525	337,484
PROS Holdings, Inc.(a)	2,454	69,129
PTC, Inc.(a)	6,493	544,633
Q2 Holdings, Inc.(a)(b)	3,095	282,388
QAD, Inc., Class A	681	28,493
Qualys, Inc.(a)(b)	2,124	186,593
Rapid7, Inc.(a)	3,141	194,522
RealPage, Inc.(a)	5,464	304,290
Rimini Street, Inc.(a)	1,025	3,249
SailPoint Technologies Holding, Inc.(a)	5,485	227,682
Sapiens International Corp. NV	1,589	43,110
Seachange International Inc.(a)	1,323	992
SecureWorks Corp., Class A(a)	715	7,436
ShotSpotter, Inc.(a)	563	16,502
Smartsheet, Inc., Class A(a)(b)	6,928	345,361
Smith Micro Software Inc.(a)	1,924	7,927
SolarWinds Corp.(a)(b)	2,925	59,758
Sprout Social Inc., Class A(a)	1,677	73,285
SPS Commerce, Inc.(a)	2,190	187,442
SVMK, Inc.(a)	7,545	157,917
Synchronoss Technologies, Inc.(a)	1,988	5,507
Telenav, Inc.(a)	1,667	6,785
Tenable Holdings, Inc.(a)	4,349	148,344
Teradata Corp.(a)(b)	6,820	125,283
Upland Software, Inc.(a)	1,615	67,378
Varonis Systems, Inc.(a)	1,944	224,668
Verint Systems, Inc.(a)	3,991	193,643
Veritone, Inc.(a)(b)	1,323	12,410
VirnetX Holding Corp.	3,999	22,154
Workiva, Inc.(a)	2,433	134,569
Xperi Holding Corp.	6,123	75,925
Yext, Inc.(a)(b)	6,287	104,238
Zendesk, Inc.(a)	7,117	789,560
Zix Corp.(a)	3,312	20,303
Zscaler, Inc.(a)	4,387	595,535
Zuora, Inc., Class A(a)	6,252	60,144

		20,080,665

Specialty Retail — 2.2%
Aaron’s Holdings Co., Inc.	4,199	219,440
Abercrombie & Fitch Co., Class A	3,866	54,974
American Eagle Outfitters, Inc.	9,400	128,874
America’s Car-Mart, Inc.(a)	411	35,560
Asbury Automotive Group, Inc.(a)	1,195	123,061
At Home Group, Inc.(a)	3,374	54,962
AutoNation, Inc.(a)	3,587	203,490
Bed Bath & Beyond, Inc.	7,923	156,875
Boot Barn Holdings, Inc.(a)	1,767	56,579
Buckle, Inc.	1,809	43,344
Caleres, Inc.	2,356	18,094
Camping World Holdings, Inc., Class A	2,038	53,885
Cato Corp., Class A	1,422	8,703
Chico’s FAS, Inc.	8,222	8,798
Children’s Place, Inc.	857	21,656
Citi Trends, Inc.	644	16,815
Conn’s, Inc.(a)	1,106	10,363
Container Store Group, Inc.(a)(b)	1,302	12,395
Designer Brands, Inc., Class A	3,803	16,467
Dick’s Sporting Goods, Inc.	3,861	218,726
Envela Corp.(a)	565	2,283

20

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Express, Inc.(a)(b)	2,819	$1,722
Five Below, Inc.(a)(b)	3,422	456,289
Floor & Decor Holdings, Inc., Class A(a)	5,846	426,758
Foot Locker, Inc.	6,479	238,945
GameStop Corp., Class A(a)(b)	3,543	37,095
Gap, Inc.	11,438	222,469
Genesco, Inc.(a)	908	16,090
Group 1 Automotive, Inc.	1,082	114,779
GrowGeneration Corp.(a)(b)	2,132	35,604
Guess?, Inc.	2,703	31,841
Haverty Furniture Cos., Inc.	1,060	26,521
Hibbett Sports, Inc.(a)	1,036	39,171
Hudson Ltd., Class A(a)	2,514	19,207
L Brands, Inc.	14,375	460,144
Lithia Motors, Inc., Class A	1,587	364,328
Lumber Liquidators Holdings, Inc.(a)	1,780	39,374
MarineMax, Inc.(a)	1,240	37,175
Michaels Cos., Inc.(a)	4,638	37,614
Monro, Inc.	2,048	86,139
Murphy USA, Inc.(a)	1,717	209,972
National Vision Holdings, Inc.(a)	5,008	201,973
ODP Corp.	3,243	63,238
OneWater Marine Inc., Class A(a)	263	4,900
Penske Automotive Group, Inc.	1,987	101,655
Rent-A-Center, Inc.	3,049	94,214
RH(a)(b)	968	324,503
Sally Beauty Holdings, Inc.(a)(b)	7,070	59,176
Shoe Carnival, Inc.	569	17,628
Signet Jewelers Ltd.	3,244	72,276
Sleep Number Corp.(a)	1,663	105,368
Sonic Automotive, Inc., Class A	1,478	53,297
Sportsman’s Warehouse Holdings, Inc.(a)	2,636	34,321
Tilly’s, Inc., Class A	1,454	8,928
Urban Outfitters, Inc.(a)	4,288	95,794
Vroom Inc.(a)	1,548	63,623
Williams-Sonoma, Inc.	4,812	438,902
Winmark Corp.	186	31,510
Zumiez, Inc.(a)	1,301	36,428

		6,174,315

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	7,297	41,520
Avid Technology, Inc.(a)	1,999	18,631
Diebold Nixdorf, Inc.(a)	4,353	27,119
Eastman Kodak Co.(a)(b)	1,013	7,010
Immersion Corp.(a)	1,332	8,205
Intevac Inc.(a)	1,310	6,917
NCR Corp.(a)	7,941	161,361
Pure Storage, Inc., Class A(a)(b)	15,123	243,480
Quantum Corp.(a)	1,685	7,043
Super Micro Computer Inc.(a)(b)	2,776	63,071
Xerox Holdings Corp.	11,325	196,829

		781,186

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	8,882	188,476
Carter’s, Inc.	2,681	218,367
Columbia Sportswear Co.	1,802	134,411
Crocs, Inc.(a)	4,164	217,902
Deckers Outdoor Corp.(a)	1,742	441,371
Fossil Group, Inc.(a)(b)	2,890	16,502
G-III Apparel Group Ltd.(a)(b)	2,730	36,800
Hanesbrands, Inc.	21,700	348,719

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc.(a)	3,190	$104,951
Lakeland Industries Inc.(a)	445	9,599
Movado Group, Inc.	1,037	11,314
Oxford Industries, Inc.	1,008	41,499
PVH Corp.	4,399	256,418
Ralph Lauren Corp.	2,875	192,194
Rocky Brands, Inc.	446	11,997
Skechers USA, Inc., Class A(a)	8,360	265,096
Steven Madden Ltd.	5,097	122,379
Superior Group of Cos., Inc.	682	14,745
Tapestry, Inc.	17,319	385,001
Under Armour, Inc., Class A(a)	12,293	170,135
Under Armour, Inc., Class C(a)	11,749	143,690
Unifi, Inc.(a)	716	10,733
Vera Bradley, Inc.(a)(b)	1,270	8,052
Wolverine World Wide, Inc.	5,002	133,403

		3,483,754

Thrifts & Mortgage Finance — 0.9%
Axos Financial, Inc.(a)	3,817	104,051
Bogota Financial Corp.(a)	523	4,132
Bridgewater Bancshares, Inc.(a)	1,023	11,365
Capitol Federal Financial, Inc.	8,189	94,010
Columbia Financial, Inc.(a)	2,861	34,876
ESSA Bancorp, Inc.	470	5,974
Essent Group Ltd.	6,868	273,690
Federal Agricultural Mortgage Corp., Class C	566	36,558
Flagstar Bancorp, Inc.	2,648	77,719
FS Bancorp, Inc.	192	8,891
Greene County Bancorp, Inc.	113	2,548
Hingham Institution for Savings	74	14,946
Home Bancorp, Inc.	574	14,488
HomeStreet, Inc.	1,307	40,608
Kearny Financial Corp.	4,763	40,009
Luther Burbank Corp.	1,439	13,570
Merchants Bancorp	617	13,315
Meridian Bancorp, Inc.	2,870	35,731
Meta Financial Group, Inc.	2,048	60,088
MGIC Investment Corp.	21,127	212,538
MMA Capital Holdings, Inc.(a)	195	4,891
Mr Cooper Group, Inc.(a)	4,786	100,889
New York Community Bancorp, Inc.	28,177	234,151
NMI Holdings, Inc., Class A(a)	5,143	110,523
Northfield Bancorp, Inc.	2,802	28,468
Northwest Bancshares, Inc.	8,033	85,712
OP Bancorp	872	5,607
PCSB Financial Corp.	942	12,689
PennyMac Financial Services, Inc.	2,642	134,266
Pioneer Bancorp, Inc.(a)(b)	699	6,612
Ponce de Leon Federal Bank(a)	718	6,534
Premier Financial Corp.	2,197	39,524
Provident Bancorp, Inc.	357	3,077
Provident Financial Holdings, Inc.	238	3,013
Provident Financial Services, Inc.	4,454	60,441
Prudential Bancorp, Inc.	593	6,873
Radian Group, Inc.	11,898	213,569
Riverview Bancorp, Inc.	1,280	6,003
Security National Financial Corp., Class A(a)	693	4,567
Southern Missouri Bancorp, Inc.	443	11,288
Standard AVB Financial Corp.	246	8,074
Sterling Bancorp, Inc.	690	2,436
Territorial Bancorp, Inc.	588	12,471
TFS Financial Corp.	3,037	47,711

21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Timberland Bancorp, Inc.	537	$10,230
TrustCo Bank Corp. NY	5,344	29,365
Walker & Dunlop, Inc.	1,757	110,480
Washington Federal, Inc.	4,668	99,382
Waterstone Financial, Inc.	1,519	25,641
Western New England Bancorp, Inc.	1,370	7,891
WSFS Financial Corp.	3,095	98,081

		2,629,566

Tobacco — 0.1%
Turning Point Brands, Inc.	752	28,177
Universal Corp.	1,503	59,895
Vector Group Ltd.	8,754	80,449

		168,521

Trading Companies & Distributors — 1.1%
Air Lease Corp.	6,668	181,636
Alta Equipment Group. Inc.(a)	981	7,475
Applied Industrial Technologies, Inc.	2,395	146,215
Beacon Roofing Supply, Inc.(a)	3,391	104,104
BMC Stock Holdings, Inc.(a)	4,186	165,724
CAI International, Inc.	1,010	26,613
DXP Enterprises, Inc.(a)	1,030	16,109
EVI Industries, Inc.(a)(b)	255	7,449
Foundation Building Materials, Inc.(a)	1,309	19,059
GATX Corp.	2,161	147,553
General Finance Corp.(a)	582	3,812
GMS, Inc.(a)	2,571	58,105
H&E Equipment Services, Inc.	2,004	42,164
HD Supply Holdings, Inc.(a)	10,080	401,789
Herc Holdings, Inc.(a)	1,498	66,451
Lawson Products, Inc.(a)	284	11,704
MRC Global, Inc.(a)	4,587	19,541
MSC Industrial Direct Co., Inc., Class A	2,806	195,466
Nesco Holdings, Inc.(a)	1,075	4,461
NOW, Inc.(a)	6,786	27,619
Rush Enterprises, Inc., Class A	2,445	87,629
Rush Enterprises, Inc., Class B	502	15,788
SiteOne Landscape Supply, Inc.(a)(b)	2,738	327,164
Systemax, Inc.	775	22,033
Textainer Group Holdings Ltd.(a)(b)	3,259	47,125
Titan Machinery, Inc.(a)	1,152	17,268
Transcat, Inc.(a)	421	13,013
Triton International Ltd.	3,757	138,558
Univar Solutions, Inc.(a)	10,489	174,012
Veritiv Corp.(a)	697	10,037
Watsco, Inc.	2,030	455,004
WESCO International, Inc.(a)	3,049	125,741
Willis Lease Finance Corp.(a)	123	2,609

		3,089,030

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	4,611	118,964

Water Utilities — 0.4%
American States Water Co.	2,299	171,712
Artesian Resources Corp., Class A	484	17,051
Cadiz, Inc.(a)(b)	1,379	13,169
California Water Service Group	3,075	137,053
Consolidated Water Co. Ltd.	675	6,791
Essential Utilities, Inc.	13,938	574,246
Global Water Resources, Inc.	556	5,894
Middlesex Water Co.	1,052	67,475

Security	Shares	Value

Water Utilities (continued)
Pure Cycle Corp.(a)(b)	1,157	$10,182
SJW Group	1,634	99,167
York Water Co.	754	31,856

		1,134,596

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)(b)	2,748	25,666
Gogo, Inc.(a)(b)	3,476	27,947
Shenandoah Telecommunications Co.	3,005	131,078
Spok Holdings, Inc.	1,110	10,079
Telephone & Data Systems, Inc.	6,249	106,233
United States Cellular Corp.(a)	910	26,499

		327,502

Total Common Stocks — 98.7% (Cost: $252,707,938)		279,625,573

Investment Companies

Equity Funds(e) — 0.4%
iShares Russell 2000 ETF(b)	3,678	563,065
iShares Russell Mid-Cap ETF	9,695	559,886

		1,122,951

Total Investment Companies — 0.4% (Cost: $1,015,206)		1,122,951

Rights

Construction & Engineering — 0.0%
HC2 Holdings Inc. (Expires 11/20/20)(a)(b)	2,492	—

Total Rights — 0.0% (Cost: $88)		—

Warrants

Oil, Gas & Consumable Fuels(a)(b) — 0.0%
Whiting Petroleum Corp. (Expires 09/01/24)	205	584
Whiting Petroleum Corp. (Expires 09/01/25)	102	303

		887

Total Warrants — 0.0% (Cost: $27,687)		887

Total Long-Term Investments — 99.1% (Cost: $253,750,919)		280,749,411

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(e)(f)(g)	22,755,856	22,771,785
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(e)(f)	1,125,493	1,125,493

Total Short-Term Securities — 8.4% (Cost: $23,883,673)		23,897,278

Total Investments — 107.5% (Cost: $277,634,592)		304,646,689

Liabilities in Excess of Other Assets — (7.5)%		(21,246,232)

Net Assets — 100.0%		$283,400,457

22

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,604,101	$—	$(822,936	)(a)	$(2,106)	$(7,274)	$22,771,785	22,755,856	$58,568	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,700	—	(765,207	)(a)	—	—	1,125,493	1,125,493	540		—
iShares Russell 2000 ETF	1,054,950	10,774,950	(11,342,921)		156,769	(80,683)	563,065	3,678	11,639		—
iShares Russell Mid-Cap ETF	989,672	7,382,530	(7,858,079)		103,644	(57,881)	559,886	9,695	7,903		—
PennyMac Financial Services, Inc.(c)	136,238	16,404	(26,328)		7,440	512	134,266	2,642	423		—
PennyMac Mortgage Investment Trust(c)	105,447	7,926	—		—	(22,251)	91,122	6,087	2,435		—

					$265,747	$(167,577)	$25,245,617		$81,508		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	16	12/18/20	$1,229	$(64,370)
S&P 400 E-Mini Index	7	12/18/20	1,327	(62,787)

				$(127,157)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

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Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$279,623,552	$—	$2,021	$279,625,573
Investment Companies	1,122,951	—	—	1,122,951
Rights	—	—	—	—
Warrants	887	—	—	887
Short-Term Securities
Money Market Funds	23,897,278	—	—	23,897,278

	$304,644,668	$—	$2,021	$304,646,689

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(127,157)	$—	$—	$(127,157)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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